     As filed with the Securities and Exchange Commission on April 27, 2000.


                                                      Registration No. 333-51293



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT ON 1933 OF
               SECURITIES ON UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2



                         POST-EFFECTIVE AMENDMENT NO. 2


                            SEPARATE ACCOUNT FOUR OF
                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                   OF AMERICA
                           (Exact name of Registrant)


               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)

                             500 N. Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)


                  James D. Gallagher                                          Copy to:
            Secretary and General Counsel                              J. Sumner Jones, Esq.
 The Manufacturers Life Insurance Company of America                   Jones & Blouch L.L.P.
                  73 Tremont Street                               1025 Thomas Jefferson Street, NW
                   Boston, MA 02108                                     Washington, DC 20007
       (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[___] immediately upon filing pursuant to paragraph (b) of Rule 485


[_X_] on May 1, 2000 pursuant to paragraph (b) of Rule 485


[___] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[___] on (date) pursuant to paragraph (a)(2) of Rule 485

                            SEPARATE ACCOUNT FOUR OF
               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                       REGISTRATION STATEMENT ON FORM S-6
                              CROSS-REFERENCE SHEET


FORM
N-8B-2
ITEM NO.   CAPTION IN PROSPECTUS

1          Cover Page; General Information About Manufacturers (Separate Account
           Four)

2 Cover Page; General Information About Manufacturers (Manufacturers Life of America)

3          *

4          Other Information (Distribution of the Policy)

5          General Information About Manufacturers Life (Separate Account Four)

6          General Information About Manufacturers (Separate Account Four)

7          *

8          *

9          Other Information (Litigation)

10 Death Benefits; Premium Payments; Charges and Deductions; Policy Value; Policy Loans; Policy Surrender and Partial Withdrawals; Lapse and Reinstatement; Other Provisions of the Policy; Other Information

11         General Information About Manufacturers (Manufacturers Investment
           Trust)

12         General Information About Manufacturers (Manufacturers Investment
           Trust)

13         Charges and Deductions

14 Issuing A Policy; Other Information (Responsibilities Assumed By Manufacturers Life)

15         Issuing A Policy

16         **

17         Policy Surrender and Partial Withdrawals

18         General Information About Manufacturers

19 Other Information (Reports to Policyholders; Responsibilities Assumed By Manufacturers Life)

20         *

21         Policy Loans

22         *

23         **

24         Other Provisions of the Policy

25         General Information About Manufacturers (Manufacturers Life of
           America)

26         *

27         **

28         Other Information (Officers and Directors)

29         General Information About Manufacturers (Manufacturers Life of
           America)

30         *

31         *

32         *

33         *

34         *

35         **

36         *

37         *

38 Other Information (Distribution of the Policies; Responsibilities of Manufacturers Life)

39         Other Information (Distribution of the Policies)

40         *

41         **

42         *

43         *

44         Policy Values --Determination of Policy Value; Units and Unit Values)

45         *

46 Policy Surrender and Partial Withdrawals; Other Information -- Payment of Proceeds)

47         General Information About Manufacturers (Manufacturers Investment
           Trust)

48         *

49         *

50         General Information About Manufacturers

51 Issuing a Policy; Death Benefits; Premium Payments; Charges and Deductions; Policy Value; Policy Loans; Policy Surrender and Partial Withdrawals; Lapse and Reinstatement; Other Policy Provisions
52         Other Information (Substitution of Portfolio Shares)

53         **

54         *

55         *

56         *

57         *

58         *

59         Financial Statements

*          Omitted since answer is negative or item is not applicable.



**         Omitted.

                                     PART I


                     INFORMATION CONTAINED IN THE PROSPECTUS

PROSPECTUS

SEPARATE ACCOUNT FOUR OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                                  CORPORATE VUL


                A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


This prospectus describes Corporate VUL, a flexible premium variable universal life insurance policy (the "Policy") offered by The Manufacturers Life Insurance Company of America (the "Company," "Manufacturers Life Of America," "we" or "us").



The Policy is designed for use by corporations and other employers to provide life insurance and to fund other employee benefits.


The Policy is designed to provide lifetime insurance protection together with flexibility as to the timing and amount of premium payments, the investments underlying the Policy Value, and the amount of insurance coverage.

The Policy provides for:

(1) a Net Cash Surrender Value that can be obtained by surrendering the Policy;
(2) policy loans and partial withdrawals; and
(3) an insurance benefit payable at the life insured's death.

The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover charges assessed against the Policy.


Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manufacturers Life of America's Separate Account Four (the "Separate Account") to which the policyholder allocates net premiums. The assets of each sub-account will be used to purchase shares of a particular investment portfolio (a "Portfolio") of Manufacturers Investment Trust (the "Trust"). The accompanying prospectus for the Trust, and the corresponding statement of additional information, describe the investment objectives of the Portfolios. The Portfolios available for allocation of net premiums are shown in the Policy Summary under "Investment Options and Fees". Other sub-accounts and Portfolios may be added in the future.


BECAUSE OF THE SUBSTANTIAL NATURE OF THE SURRENDER CHARGES, THE POLICY IS NOT SUITABLE FOR SHORT-TERM INVESTMENT PURPOSES. ALSO, PROSPECTIVE PURCHASERS SHOULD NOTE THAT IT MAY NOT BE ADVISABLE TO PURCHASE A POLICY AS A REPLACEMENT FOR EXISTING INSURANCE.


The Securities and Exchange Commission (the "SEC") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE TRUST.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


               The Manufacturers Life Insurance Company of America
                            500 North Woodward Avenue
                        Bloomfield Hills, Michigan 48304


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2000.


COLI.PRO5/2000

TABLE OF CONTENTS


Cover Page........................................................................................................3
Table of Contents.................................................................................................3
Definitions.......................................................................................................5
Policy Summary....................................................................................................6
   General........................................................................................................6
   Death Benefits.................................................................................................7
   Premiums.......................................................................................................7
   Policy Value...................................................................................................7
   Policy Loans...................................................................................................7
   Surrender and Partial Withdrawals..............................................................................7
   Lapse and Reinstatement........................................................................................7
   Charges and Deductions.........................................................................................7
   Investment Options and Investment Advisers.....................................................................8
   Table of Charges and Deductions................................................................................8
   Table of Investment Management Fees and Expenses...............................................................9
   Table of Investment Options and Investment Subadvisers........................................................11
General Information about Manufacturers Life of America, the Separate Account and the Trust......................13
   Manufacturers Life of America.................................................................................13
   The Separate Account..........................................................................................13
   The Trust.....................................................................................................14
   Investment Objectives of the Portfolios.......................................................................14
Issuing A Policy.................................................................................................18
   Use of the Policy.............................................................................................18
   Requirements..................................................................................................18
   Temporary Insurance Agreement.................................................................................19
   Underwriting..................................................................................................19
   Right to Examine the Policy...................................................................................19
Death Benefits...................................................................................................20
   Life Insurance Qualification..................................................................................20
   Death Benefit Options.........................................................................................22
   Changing the Face Amount......................................................................................23
Premium Payments.................................................................................................24
   Initial Premiums..............................................................................................24
   Subsequent Premiums...........................................................................................24
   Maximum Premium Limitation....................................................................................24
   Premium Allocation............................................................................................25
Charges and Deductions...........................................................................................25
    Amount Deducted from Premiums................................................................................25
   Surrender Charges.............................................................................................25
   Monthly Charges...............................................................................................26
   Charges Assessed Against Assets of the Investment Accounts....................................................27
   Charges for Transfers.........................................................................................27
   Company Tax Considerations....................................................................................28
Policy Value.....................................................................................................28
   Determination of the Policy Value.............................................................................28
   Units and Unit Values.........................................................................................28
   Transfers of Policy Value.....................................................................................29
Policy Loans.....................................................................................................30
   Maximum Loan..................................................................................................30
   Effect of Policy Loan.........................................................................................30

   Interest Charged on Policy Loans..............................................................................30
   Loan Account..................................................................................................30
Policy Surrender and Partial Withdrawals.........................................................................31
   Policy Surrender..............................................................................................31
   Partial Withdrawals...........................................................................................31
Lapse and Reinstatement..........................................................................................32
   Lapse.........................................................................................................32
   Reinstatement.................................................................................................32
The General Account..............................................................................................32
   Guaranteed Interest Account...................................................................................32
Other Provisions of the Policy...................................................................................33
   Policyholder Rights...........................................................................................33
   Beneficiary...................................................................................................33
   Incontestability..............................................................................................34
   Misstatement of Age or Sex....................................................................................34
   Suicide Exclusion.............................................................................................34
   Supplementary Benefits........................................................................................34
Tax Treatment of the Policy......................................................................................34
   Life Insurance Qualification..................................................................................34
   Tax Treatment of Policy Benefits..............................................................................36
   Alternate Minimum Tax.........................................................................................39
   Income Tax Reporting..........................................................................................40
Other Information................................................................................................40
   Payment of Proceeds...........................................................................................40
   Reports to Policyholders......................................................................................40
   Distribution of the Policies..................................................................................40
   Responsibilities of Manufacturers Life........................................................................41
   Voting Rights.................................................................................................41
   Substitution of Portfolio Shares..............................................................................42
   Records and Accounts..........................................................................................42
   State Regulations.............................................................................................42
   Litigation....................................................................................................42
   Independent Auditors..........................................................................................43
   Further Information...........................................................................................43
   Officers and Directors........................................................................................43
   Year 2000 Issues..............................................................................................46
Death Benefit Schedule with Flexible Term Insurance Option.......................................................46
Appendix A -- Illustrations......................................................................................48
Appendix F -- Audited Financial Statements.......................................................................59


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF MANUFACTURERS INVESTMENT TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF MANUFACTURERS INVESTMENT TRUST.

Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.

DEFINITIONS

Attained Age
is the Issue Age of the life insured plus the number of completed Policy Years.

Business Day
is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

Case
is a group of Policies covering individuals with common employment or other relationship, independent of the Policies.

Cash Surrender Value
is the Policy Value less the Surrender Charge and any outstanding monthly deductions due.

Due Proof of Death

Due Proof of Death is required upon the death of the insured. One of the following must be received at the Service Office:

(a) A certified copy of a death certificate;
(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(c) Any other proof satisfactory to the Company.

Effective Date
is the date when the first monthly deductions are taken. The Effective Date is the later of:

(a) the date the Company approves issuance of the Policy; and
(b) the date the Company receives at least the initial premium.

Guaranteed Interest Account
is that part of the Policy Value which reflects the value the policyholder has in the general account of the Company.

Home Office
is the main office of the Company.

Investment Account
is that part of the Policy Value which reflects the value the policyholder has in one of the sub-accounts of the Separate Account.

Issue Age
is the life insured's age on the birthday closer to the Policy Date.

Issue Date
is the date the Company issued the Policy. The Issue Date is also the date from which the Suicide and Incontestability provisions of the Policy are measured.

Loan Account
is that part of the Policy Value which reflects policy loans and interest credited to the Policy Value in connection with such loans.

Net Cash Surrender Value
is the Cash Surrender Value less the Policy Debt.

Net Policy Value
is the Policy Value less the value in the Loan Account.

Net Premium
is the premium paid less the Premium Load.

Policy Anniversary
is the same date each year as the Policy Date.

Policy Date
is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, and the date from which charges for the first monthly deduction are calculated and from which Policy Years, Policy Months, and Policy Anniversaries are determined.

Policy Debt
as of any date is the aggregate amount of policy loans, including borrowed and accrued interest, less any loan repayments.

Policy Year
is a period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary

Policy Value
is the sum of the values in the Loan Account, the Guaranteed Interest Account, and the Investment Accounts.

Service Office
is McCamish Systems, L.L.C., 6425 Powers Ferry Road, Atlanta, Georgia 30339, or such other service center or address as the Company may hereafter specify to the policyholder by written notice.

Target Premium
is an amount used to measure the Surrender Charge under a Policy. The Target Premium is based on the Face Amount, as well as the insured's age at issue and sex, and is set forth in the Policy.

POLICY SUMMARY

GENERAL
The Policy is a flexible premium variable universal life insurance policy. The following summary is intended to provide a general description of the most important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the minimum death benefit percentage. The Policy's provisions may vary in some states.

DEATH BENEFITS
The Policy provides a death benefit in the event of the death of the life insured. There are two death benefit options. Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit. Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit. The policyholder may change the death benefit option and increase or decrease the Face Amount.

PREMIUMS
Premium payments may be made at any time and in any amount, subject to certain limitations as described under "Premium Payments - Subsequent Premiums." Net Premiums will be allocated, according to the policyholder's instructions, to one or more of the general account and the sub-accounts of Manufacturers Life of America's Separate Account Four. Allocation instructions may be changed at any time and transfers among the accounts may be made.

POLICY VALUE
The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which the policyholder has allocated premiums. The policyholder may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

POLICY LOANS
The policyholder may borrow against the Cash Surrender Value of the Policy. Loan interest at a rate of 5.00% is due and payable in arrears on each Policy Anniversary. All outstanding Policy Debt will be deducted from proceeds payable at the insured's death, or upon surrender.

SURRENDER AND PARTIAL WITHDRAWALS
The policyholder may make a partial withdrawal of the Policy Value. A partial withdrawal may result in a reduction in the Face Amount of the Policy and an assessment of a portion of the surrender charges to which the Policy is subject.

A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less Surrender Charges and outstanding monthly deductions due minus the Policy Debt.

LAPSE AND REINSTATEMENT
A Policy will lapse (and terminate without value) when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate payment being made by the policyholder.

The Policies, therefore, differ in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not itself cause a Policy to lapse. Second, a Policy can lapse even if planned premiums have been paid.

A lapsed Policy may be reinstated by the policyholder at any time within the five year period following lapse if the Policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a certain amount of premium as described under "Reinstatement."

CHARGES AND DEDUCTIONS
The Company assesses certain charges and deductions in connection with the Policy. These include charges assessed monthly for cost of insurance and administration expenses, charges assessed daily against the assets invested in the Investment Account, and loads deducted from premiums paid. These charges are summarized in the Table of Charges and Deductions.

INVESTMENT OPTIONS AND INVESTMENT ADVISERS

Net Premiums may be allocated to the general account or to one or more of the sub-accounts of Manufacturers Life of America's Separate Account Four. Each of the sub-accounts invests in the shares of one of the Portfolios of the Trust. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"). MSS is a registered investment adviser under the Investment Advisers Act of 1940. The Trust also employs subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.



Allocating net premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of the Policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations, the policyowner should discuss this matter with his or her financial adviser.


INVESTMENT MANAGEMENT FEES AND EXPENSES
The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses. The fees and expenses of each Portfolio for the Trust's last fiscal year are shown in the Table of Investment Management Fees and Expenses. These fees and expenses are described in detail in the accompanying Trust prospectus to which reference should be made.

TABLE OF CHARGES AND DEDUCTIONS

Amount Deducted from Premiums         2.00% of  the premium paid.

Surrender Charges                     The Company will assess a Surrender Charge
                                      if, during the first 10 years following
                                      the Policy Date or the effective date of a Face Amount increase, the Policy is surrendered or lapses. The Surrender
                                      Charge is expressed as a percentage of
                                      total premiums paid from the Effective
                                      Date to the Policy Year shown. However,
                                      premiums paid in any year in excess of the Target Premium, and premiums paid after the fifth Policy Year are not included in the determination of total premiums paid.
                                      Percentages are as follows:

                                        Policy Year       Percentage       Policy Year       Percentage
                                             1              10.00%              6              5.00%
                                             2               7.50%              7              4.00%
                                             3               5.00%              8              3.00%
                                             4               5.00%              9              2.00%
                                             5               5.00%             10+             0.00%

                                      The Target Premium is based on the Face
                                      Amount, as well as the insured's age at
                                      issue and sex, and is set forth in the
                                      Policy.

                                      A portion of the Surrender Charge may be assessed on a partial withdrawal or a decrease in the Face Amount. See "Charges and Deductions - Surrender Charges on a Partial Withdrawal" and "Death Benefits - Changing the Face Amount - Surrender Charges Assessed on a Decrease."

Monthly Deductions                    The following charges will be deducted
                                      from Net Policy Value:

                                      An administration charge of $12.
                                      The cost of insurance charge.
                                      Any additional charges for supplementary benefits.

Investment Account Charges            A mortality and expense risk charge is
                                      assessed daily against the value of the
                                      Investment Account assets. This charge
                                      varies by Policy Year as follows:

                                                                               Annual Mortality and
                                                Policy Years                    Expense Risk Charge

                                                    1-10                               0.75%
                                                     11+                               0.40%

Loan Charges                          A fixed loan interest rate of 5.00%.
                                      Interest credited to amounts in the Loan
                                      Account will be equal to the 5.00% rate
                                      charged to the loan less the following
                                      Loan Spread:

                                                Policy Years                        Loan Spread
                                                    1-10                               1.00%
                                                    11-20                              0.50%
                                                     21+                               0.25%

Transfer Charge                       A charge of $25 per transfer for each
                                      transfer in excess of 12 in a Policy Year.



TABLE OF INVESTMENT MANAGEMENT FEES AND EXPENSES



TRUST ANNUAL EXPENSES

(as a percentage of Trust average net assets for the fiscal year ended December 31, 1999)



                                                              OTHER EXPENSES
                                            MANAGEMENT         (AFTER EXPENSE              TOTAL TRUST
TRUST PORTFOLIO                                FEES           REIMBURSEMENT)             ANNUAL EXPENSES
---------------                                ----           --------------             ---------------
Pacific Rim Emerging Markets........       0.850%                0.260%                     1.110%
Internet Technologies...............       1.150%                0.136%(A)                  1.286%
Science & Technology................       1.100%                0.060%                     1.160%
International Small Cap.............       1.100%                0.270%                     1.370%
Aggressive Growth...................       1.000%(F)             0.130%                     1.130%
Emerging Small Company..............       1.050%                0.070%                     1.120%
Small Company Blend.................       1.050%                0.250%(A)                  1.300%(E)
Dynamic Growth......................       1.000%(F)             0.132%(A)                  1.132%

Mid Cap Stock.......................       0.925%                0.100%(A)                  1.025%(E)
All Cap Growth(H)...................       0.950%(F)             0.070%                     1.020%
Overseas............................       0.950%                0.260%                     1.210%
International Stock.................       1.050%                0.200%                     1.250%
International Value.................       1.000%                0.230%(A)                  1.230%(E)
Mid Cap Blend.......................       0.850%(F)             0.060%                     0.910%
Small Company Value.................       1.050%                0.170%                     1.220%
Global Equity.......................       0.900%                0.160%                     1.060%
Growth..............................       0.850%                0.050%                     0.900%
Large Cap Growth....................       0.875%(F)             0.100%                     0.975%
Quantitative Equity.................       0.700%                0.060%                     0.760%
Blue Chip Growth....................       0.875%(F)             0.050%                     0.925%
Real Estate Securities..............       0.700%                0.070%                     0.770%
Value...............................       0.800%                0.070%                     0.870%
Tactical Allocation.................       0.900%                0.127%(A)                  1.027%
Equity Index(I).....................       0.250%                0.150%(I)                  0.400%(I)
Growth & Income.....................       0.750%                0.050%                     0.800%
U.S. Large Cap Value................       0.875%                0.070%(A)                  0.945%(E)
Equity-Income.......................       0.875%(F)             0.060%                     0.935%
Income & Value......................       0.800%(F)             0.080%                     0.880%
Balanced............................       0.800%                0.070%                     0.870%
High Yield..........................       0.775%                0.065%                     0.840%
Strategic Bond......................       0.775%                0.095%                     0.870%
Global Bond.........................       0.800%                0.180%                     0.980%
Total Return........................       0.775%                0.060%(A)                  0.835%(E)
Investment Quality Bond.............       0.650%                0.120%                     0.770%
Diversified Bond....................       0.750%                0.090%                     0.840%
U.S. Government Securities..........       0.650%                0.070%                     0.720%
Money Market........................       0.500%                0.050%                     0.550%
Small Cap Index.....................       0.525%                0.075%(AG)                 0.600%
International Index.................       0.550%                0.050%(AG)                 0.600%
Mid Cap Index.......................       0.525%                0.075%(AG)                 0.600%
Total Stock Market Index............       0.525%                0.075%(AG)                 0.600%
500 Index(J)........................       0.525%                0.039%(AG)                 0.564%
Lifestyle Aggressive 1000(D)........       0.075%                1.060%(B)                  1.135%(C)
Lifestyle Growth 820(D).............       0.057%                1.008%(B)                  1.065%(C)
Lifestyle Balanced 640(D)...........       0.057%                0.928%(B)                  0.985%(C)
Lifestyle Moderate 460(D)...........       0.066%                0.869%(B)                  0.935%(C)
Lifestyle Conservative 280(D).......       0.075%                0.780%(B)                  0.855%(C)



-----------------



(A) Based on estimates to be made during the current fiscal year.



(B) Reflects expenses of the Underlying Portfolios.



(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios) as follows:



   If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement total expenses of Lifestyle Trust includes the advisory fee but excludes: (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage,
   (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

   This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1999) as noted in the chart below:



                                          MANAGEMENT             OTHER               TOTAL TRUST
   TRUST PORTFOLIO                          FEES                EXPENSES           ANNUAL EXPENSES
   ---------------                          ----                --------           ---------------
   Lifestyle Aggressive 1000........       0.075%                1.090%                1.165%
   Lifestyle Growth 820.............       0.057%                1.030%                1.087%
   Lifestyle Balanced 640...........       0.057%                0.940%                0.997%
   Lifestyle Moderate 460...........       0.066%                0.900%                0.966%
   Lifestyle Conservative 280.......       0.075%                0.810%                0.885%



(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.



(E) Annualized - For the period May 1, 1999 (commencement of operations) to December 31, 1999.



(F) Management Fees changed effective May 1, 1999. Fees shown are the current management fees.



(G) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.022% higher for the International Index Trust, 0.014% higher for the Small Cap Index Trust, 0.060% higher for the Mid Cap Index Trust and 0.005% higher for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2000 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.



(H)  Formerly, the Mid Cap Growth Trust.



(I) The Equity Index Trust is available for Policies issued to clients (corporations or other entities) who as of May 1, 2000 have at least one currently effective variable life insurance policy with the Company. Under the Advisory Agreement, MSS has agreed to reduce its advisory fee or reimburse the Equity Index Trust if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) exceeds an annual rate of 0.15% of the average annual net assets of the Equity Index Trust. The expense limitation may be terminated at any time by MSS. If this expense reimbursement had not been in effect, Total Trust Annual Expenses would have been 0.55%, and Other Expenses would have been 0.30%, of the average annual net assets of the Equity Index Trust.



(J) For any policyowner who has allocated premiums to the 500 Index Trust, the Company will waive contract charges by an amount sufficient so that the total trust annual expenses for the 500 Index Trust will not exceed 0.40% per annum on an annualized basis. This waiver may be terminated at any time by the Company.



TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS



The Trust currently has nineteen subadvisers who manage all of the portfolios, one of which subadvisers is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of Manufacturers Life of America.



         SUBADVISER                                                    PORTFOLIO
         A I M Capital Management, Inc.                                Aggressive Growth Trust
                                                                       All Cap Growth Trust (C)

         AXA Rosenberg Investment Management LLC                       Small Company Value Trust

         Capital Guardian Trust Company                                Small Company Blend Trust
                                                                       U.S. Large Cap Value  Trust
                                                                       Income & Value Trust
                                                                       Diversified Bond Trust

         Fidelity Management Trust Company                             Mid Cap Blend Trust
                                                                       Large Cap Growth Trust
                                                                       Overseas Trust

         Founders Asset Management LLC                                 International Small Cap Trust
                                                                       Balanced Trust

         Franklin Advisers, Inc.                                       Emerging Small Company Trust

         Janus Capital Corporation                                     Dynamic Growth Trust

         Manufacturers Adviser Corporation                             Pacific Rim Emerging Markets Trust
                                                                       Quantitative Equity Trust
                                                                       Real Estate Securities Trust
                                                                       Equity Index Trust(B)
                                                                       Money Market Trust
                                                                       Index Trusts
                                                                       Lifestyle Trusts(A)

         Miller Anderson & Sherrerd, LLP                               Value Trust
                                                                       High Yield Trust

         Mitchell Hutchins Asset Management Inc.                       Tactical Allocation Trust

         Morgan Stanley Asset Management Inc.                          Global Equity Trust

         Munder Capital Management                                     Internet Technologies Trust

         Pacific Investment Management Company                         Global Bond Trust
                                                                       Total Return Trust

         Rowe Price-Fleming International, Inc.                        International Stock Trust

         Salomon Brothers Asset Management Inc                         U.S. Government Securities Trust
                                                                       Strategic Bond Trust

         State Street Global Advisors                                  Growth Trust
                                                                       Lifestyle Trusts(A)

         T. Rowe Price Associates, Inc.                                Science & Technology Trust
                                                                       Blue Chip Growth Trust
                                                                       Equity-Income Trust

         Templeton Investment Counsel, Inc.                            International Value Trust

         Wellington Management Company, LLP                            Growth & Income Trust
                                                                       Investment Quality Bond Trust
                                                                       Mid Cap Stock Trust

(A) State Street Global Advisors provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.



(B) The Equity Index Trust is available for policies issued to clients (corporations and other entities) who as of May 1, 2000 have at least one currently effective variable life insurance policy with the Company.



(C) Formerly, the Mid Cap Growth Trust.




Each of the Trust's Subadvisers, except Capital Guardian Trust Company, Fidelity Management Trust Company and State Street Global Advisors, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

GENERAL INFORMATION ABOUT MANUFACTURERS

MANUFACTURERS LIFE OF AMERICA

We are a stock life insurance company organized under the laws of Pennsylvania on April 11, 1977 and redomesticated under the laws of Michigan on December 9, 1992. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC") a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Manufacturers Life Insurance Company is one of the largest life insurance companies in North America and ranks among the 60 largest life insurers in the world as measured by assets. However, neither Manufacturers Life nor any of its affiliated companies guarantees the investment performance of the Separate Account.



RATINGS


Manufacturers Life and Manufacturers Life of America have received the following ratings from independent rating agencies:

Standard and Poor's Insurance Ratings Service:                AA+ (for financial strength)
A.M.Best Company:                                             A++ (for financial strength)
Duff & Phelps Credit Rating Co.:                              AAA (for claims paying ability)
Moody's Investors Service, Inc.:                              Aa2 (for financial strength)

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to Manufacturers Life of America as a measure of the Company's ability to honor the death benefit but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


THE SEPARATE ACCOUNT


Manufacturers Life of America established its Separate Account Four on March 17, 1987 as a separate account under Pennsylvania Law. Since December 9, 1992, it has been operated under Michigan Law. The Separate Account holds assets that are segregated from all of Manufacturers Life of America's other assets. The Separate Account is currently used only to support variable life insurance policies.

ASSETS OF THE SEPARATE ACCOUNT
Manufacturers Life of America is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains, or losses of Manufacturers Life of America. Manufacturers Life of America will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the

Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manufacturers Life of America.

REGISTRATION


The Separate Account is registered with the SEC under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the SEC. of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manufacturers Life of America.



THE TRUST


Each sub-account of the Separate Account will purchase shares only of a particular Portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. The Separate Account will purchase and redeem shares of the Portfolios at net asset value. Shares will be redeemed to the extent necessary for Manufacturers Life of America to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyholders, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

The Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manufacturers Life of America will also purchase shares through its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Trust prospectus.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS
The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met. A full description of the Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Trust prospectus, which should be read together with this prospectus.

ELIGIBLE PORTFOLIOS


The Portfolios of the Trust available under the Policies are as follows:


The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).



The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.



The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.



The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.



The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.



The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities with significant capital appreciation potential, with emphasis on medium-sized companies.



The ALL CAP GROWTH TRUST (formerly, Mid Cap Growth Trust) seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.



The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs)). The portfolio expects to invest primarily in equity securities.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.


The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.



The MID CAP BLEND TRUST seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.



The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal circumstances, at least 65% of the portfolio's assets in common stocks of companies with total market capitalization that approximately match the range of capitalization of the Russell 2000 Index and are traded principally in the markets of the United States.


The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).


The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.


The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.


The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.


The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.


The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.



The EQUITY INDEX TRUST seeks to achieve investment results which approximate the aggregate total return of publicly traded common stocks which are included in the Standard & Poor's 500 Composite Stock Price Index. (The Equity Index Trust is available for policies issued to clients (corporations and other entities) who as of May 1, 2000 have at least one currently effective variable life insurance policy with the Company.)



The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.



The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.


The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.


The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.



The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.


The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.



The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.



The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.


The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.


The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.


The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U.S. entities.



The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*



The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*



The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*



The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*



The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*


The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.


The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.


The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


ISSUING A POLICY

USE OF THE POLICY
The Policy is designed to provide to corporations and other entities life insurance coverage on their employees or other persons in whose lives they have an insurable interest. The Policy may be owned individually or by a corporation, trust, association, or similar entity. The Policy may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation plans, as a means of funding death benefit liabilities incurred under executive retirement plans, or as a source for funding cash flow obligations under such plans.

REQUIREMENTS
To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction.

Policies may be issued on a basis which does not distinguish between the insured's sex and/or smoking status, with prior approval from the Company. A Policy will only be issued on the lives of insureds from ages 20 through 80.

Each Policy is issued with a Policy Date, an Effective Date and an Issue Date. The Policy Date is the date coverage takes effect under the Policy and the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Effective Date is the date the Company approves issuance of the Policy and the date the Company receives at least the minimum initial premium. The Issue Date is the date from which the Suicide and Incontestability provisions of the Policy are measured.


If an application accepted by the Company is not accompanied by a check for the initial premium and no request to backdate the Policy has been made:

(i) the Policy Date and the Effective Date will be the date the Company receives the check at it's service office, and



(ii) the Issue Date will be the date the Company issues the Policy.






The initial premium must be received within 60 days after the Issue Date, and the policyowner must be in good health on the date the initial premium is received. If the premium is not paid or if the application is rejected, the Policy will be canceled and any partial premiums paid will be returned to the applicant.



Regardless of whether or not a policy is backdated, Net Premiums received prior to the Effective Date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust. As of the Effective Date, the premiums paid plus interest credited, net of the premium load, will be allocated among the Investment Accounts and/or Guaranteed Interest Account in accordance with the policyholder's instructions unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.


MINIMUM INITIAL FACE AMOUNT
Manufacturers Life of America will issue a Policy only if it has a Face Amount of at least $50,000.

BACKDATING A POLICY


Under limited circumstances, the Company may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a Policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated.


TEMPORARY INSURANCE AGREEMENT
In accordance with the Company's underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the life insured meets the Company's usual and customary underwriting standards for the coverage applied for.

UNDERWRITING
The policies are offered on three underwriting bases, which vary by the amount of information required of the prospective insured. These bases are: short form underwriting, simplified underwriting, and regular (medical) underwriting. These are described in more detail below. Regardless of which underwriting procedure is used, the acceptance of an application is subject to the Company's underwriting rules, and the Company reserves the right to request additional information or to reject an application for any reason.

SHORT FORM UNDERWRITING
Generally, the availability of short form underwriting depends on the characteristics of the Case, such as the number of lives to be insured and the amounts of insurance. Under Short Form underwriting, a proposed Insured is required to answer qualifying questions in the application, but is not required to submit to a medical or paramedical exam. Short form underwriting is generally available only up to issue age 65.

SIMPLIFIED UNDERWRITING
Like short form underwriting the availability of simplified underwriting depends on the characteristics of the Case. Under Simplified Underwriting, the proposed insured is required to respond satisfactorily to certain health questions in the application. Medical records, such as "Attending Physician's Statements" (APS's) are generally required. In some instances, a blood test may also be required.

REGULAR UNDERWRITING
If the requirements for short form or simplified underwriting are not satisfied, the Company will require satisfactory evidence of insurability. This may include medical exams and other information. Persons failing to meet standard underwriting classification may be eligible for a Policy with an additional rating assigned to it.

RIGHT TO EXAMINE THE POLICY
A Policy may be returned for a refund within 10 days after it is received. Some states provide a longer period of time to exercise this right. The Policy will indicate if the policyholder has a longer time. The Policy can be mailed or delivered to the Manufacturers Life of America agent who sold it or to the Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, the Company will refund to the policyholder an amount equal to:

(a) the difference between payments made and amounts allocated to the Separate Account and the Guaranteed Interest Account; plus

(b) the value of the amount allocated to the Separate Account and the Guaranteed Interest Account as of the date the returned Policy is received by the Company; minus

(c)  any partial withdrawals made and policy loans taken.

Some state laws require the refund of all premiums paid, without adjustment for the investment gains and losses of the Separate Account. In these states, all Net Premiums will be allocated to the Money Market Trust during the right to examine period, and the policyholder will receive a refund of all payments made less any partial withdrawals and policy loans taken.

If a policyholder requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If cancelled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyholder may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

The Company reserves the right to delay the refund of any premium paid by check until the check has cleared.

DEATH BENEFITS
If the Policy is in force at the time of the life insured's death, the Company will pay an insurance benefit upon receipt of Due Proof of Death. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any supplementary benefits added to the Policy, less the Policy Debt and any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, the Company will pay interest from the date of death to the date of payment. If the life insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and the Company will pay only the Net Cash Surrender Value.

LIFE INSURANCE QUALIFICATION
A Policy must satisfy either of two tests to qualify as a life insurance contract for purposes of Section 7702 of the Internal Revenue Code of 1986, as amended. At the time of application, the policyholder may choose a Policy which uses either the Cash Value Accumulation Test or the Guideline Premium Test. The test cannot be changed once the Policy is issued.

CASH VALUE ACCUMULATION TEST
Under the Cash Value Accumulation Test ("CVA Test"), the Policy's death benefit must be at least equal to the Minimum Death Benefit. There is no restriction on the amount of premiums that may be paid into a Policy. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any premium that would increase the net amount at risk under the Policy.

GUIDELINE PREMIUM TEST
The Guideline Premium Test ("GLP Test") restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy's death benefit must also be at least equal to the Minimum Death Benefit (described below). However, the Minimum Death Benefit Percentages are lower than those required under the Cash Value Accumulation Test.

Changes to the Policy may affect the maximum amount of premiums, such as:

-        A change in the policy's Face Amount.
-        A change in the death benefit option.
-        Partial Withdrawals.

Any of the above changes could cause the total premiums paid to exceed the new maximum limit. In this situation, the Company will require the policyholder to take a partial withdrawal. In addition, these changes could reduce the future premium limitations.

MINIMUM DEATH BENEFIT

Both the Cash Value Accumulation Test ("CVA Test") and the Guideline Premium Test ("GLP Test") require a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit on any date is defined as the Policy Value on that date times the applicable Minimum Death Benefit Percentage for the Attained Age of the life insured. The Minimum Death Benefit Percentages for each test are shown in the Table of Minimum Death Benefit Percentages.


                   TABLE OF MINIMUM DEATH BENEFIT PERCENTAGES


                   GLP TEST          CVA TEST                       GLP TEST          CVA TEST
          AGE       PERCENT      MALE        FEMALE        AGE       PERCENT       MALE       FEMALE
          ---       -------      ----        ------        ---       -------       ----       ------
           20        250%        653%         779%          60        130%         192%        221%
           21        250%        634%         754%          61        128%         187%        214%
           22        250%        615%         730%          62        126%         182%        208%
           23        250%        597%         706%          63        124%         178%        203%
           24        250%        580%         684%          64        122%         174%        197%
           25        250%        562%         662%          65        120%         170%        192%
           26        250%        545%         640%          66        119%         166%        187%
           27        250%        528%         619%          67        118%         162%        182%
           28        250%        511%         599%          68        117%         159%        177%
           29        250%        494%         580%          69        116%         155%        173%
           30        250%        479%         561%          70        115%         152%        169%
           31        250%        463%         542%          71        113%         149%        164%
           32        250%        448%         525%          72        111%         146%        160%

                   GLP TEST          CVA TEST                       GLP TEST          CVA TEST
          AGE       PERCENT      MALE        FEMALE        AGE       PERCENT       MALE       FEMALE
          ---       -------      ----        ------        ---       -------       ----       ------
           33        250%        433%         507%          73        109%         144%        156%
           34        250%        419%         491%          74        107%         141%        153%
           35        250%        406%         475%          75        105%         139%        149%
           36        250%        392%         459%          76        105%         136%        146%
           37        250%        380%         444%          77        105%         134%        143%
           38        250%        367%         430%          78        105%         132%        140%
           39        250%        356%         416%          79        105%         130%        138%
           40        250%        344%         403%          80        105%         129%        135%
           41        243%        333%         390%          81        105%         127%        133%
           42        236%        323%         378%          82        105%         125%        130%
           43        229%        313%         366%          83        105%         124%        128%
           44        222%        303%         355%          84        105%         122%        126%
           45        215%        294%         344%          85        105%         121%        124%
           46        209%        285%         333%          86        105%         120%        123%
           47        203%        277%         323%          87        105%         119%        121%
           48        197%        268%         313%          88        105%         118%        119%
           49        191%        260%         304%          89        105%         116%        118%
           50        185%        253%         295%          90        105%         116%        117%
           51        178%        245%         286%          91        104%         115%        115%
           52        171%        238%         278%          92        103%         114%        114%
           53        164%        232%         270%          93        102%         112%        113%
           54        157%        225%         262%          94        101%         111%        112%
           55        150%        219%         254%          95        100%         110%        110%
           56        146%        213%         247%          96        100%         109%        109%
           57        142%        207%         240%          97        100%         107%        107%
           58        138%        202%         233%          98        100%         106%        106%
           59        134%        197%         227%          99        100%         105%        105%




DEATH BENEFIT OPTIONS

There are two death benefit options, described below.

DEATH BENEFIT OPTION 1
Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit.

DEATH BENEFIT OPTION 2
Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit.

CHANGING THE DEATH BENEFIT OPTION
The death benefit option may be changed on the first day of any Policy month. The change will occur on the first day of the next Policy month which is 30 days after a written request for a change is received at the Service Office. The Company reserves the right to limit a request for a change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

A change in the death benefit option will result in a change in the Policy's Face Amount, in order to avoid any change in the amount of the death benefit, as follows:

CHANGE FROM OPTION 1 TO OPTION 2
The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value on the date of the change. The Policy will not be assessed a Surrender Charge for a reduction in Face Amount solely due to a change in the death benefit option.

CHANGE FROM OPTION 2 TO OPTION 1
The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value on the date of the change. No new Surrender Charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

CHANGING THE FACE AMOUNT
Subject to the limitations stated in this Prospectus, a policyholder may, upon written request, increase or decrease the Face Amount of the Policy. The Company reserves the right to limit a change in Face Amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASE IN FACE AMOUNT
Increases in Face Amount are subject to satisfactory evidence of insurability. An increase will become effective at the beginning of the Policy month following the date Manufacturers Life of America approves the requested increase. The Company reserves the right to refuse a requested increase if the life insured's Attained Age at the effective date of the increase would be greater than the maximum Issue Age for new Policies at that time.

NEW SURRENDER CHARGES FOR AN INCREASE
An increase in Face Amount will result in the Policy's being subject to new Surrender Charges. The new Surrender Charges will be computed as if a new Policy were being purchased for the increase in Face Amount. For purposes of determining the new Surrender Charges a portion of the premiums paid on or subsequent to the increase will be deemed to be premiums attributable to the increase. The portion attributable to the increase in any Policy Year will be the amount of premiums in excess of the sum of the Target Premiums for the (i) initial Face Amount during the first five Policy Years and (ii) all prior increases that are in effect at the time of the increase in Face Amount and have been in effect for less than five years.

INCREASE WITH PRIOR DECREASES
If, at the time of the increase, there have been prior decreases in Face Amount, these prior decreases will be restored first. There will be no new Surrender Charges associated with these increases, since Surrender Charges will have already been assessed at the time of the prior decrease.

DECREASE IN FACE AMOUNT
A written request from a policyholder for a decrease in the Face Amount must be received by Manufacturers Life of America at least 30 days prior to the first day of a policy month for the change to take effect on the first day of that policy month. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and thereafter to the next most recent increases successively.

SURRENDER CHARGES ASSESSED ON A DECREASE
A portion of a Policy's Surrender Charge will be deducted from the Policy Value on a decrease in Face Amount. Since Surrender Charges are determined separately for the initial Face Amount and each Face Amount Increase, the portion of the Surrender Charges to be deducted with respect to each level of insurance coverage will be determined separately. The portion of the Surrender Charge deducted with respect to a level of coverage will be equal to:

(a)      the amount of the decrease; divided by

(b) the amount of the coverage prior to the decrease; multiplied by
(c) the Surrender Charge for the coverage.

The charges will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value.

Whenever a portion of the surrender charges are deducted as a result of a decrease in Face Amount, the Policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately prior to the decrease in Face Amount.

PREMIUM PAYMENTS

INITIAL PREMIUMS
No premiums will be accepted prior to receipt of a completed application by the Company. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

On the Effective Date, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Guaranteed Interest Account in accordance with the policyholder's instructions.

All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Guaranteed Interest Account as of the date the premiums were received at the Service Office. Monthly deductions are due on the Policy Date and at the beginning of each policy month thereafter. However, if due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

EXCEPTION FOR CERTAIN STATES
Some state laws require the refund of all premiums paid, without adjustment for gains and losses of the Separate Account, if a Policy is returned during the right to examine period. In these states, all Net Premiums will be allocated to the Money Market Trust during the right to examine period. At the end of this period, the Policy Value in the Money Market Trust will be allocated among the Investment Accounts or the Guaranteed Interest Account. The Policy will state if a return of premiums is required.

SUBSEQUENT PREMIUMS
After the payment of the initial premium, premiums may be paid at any time and in any amount during the lifetime of the life insured, subject to the limitations on premium amount described below.

A Policy will be issued with a planned premium, which is based on the amount of premium the policyholder wishes to pay. Manufacturers Life of America will send notices to the policyholder setting forth the planned premium at the payment interval selected by the policyholder. However, the policyholder is under no obligation to make the indicated payment.

Payment of premiums will not guarantee that the Policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the Policy to lapse.

MAXIMUM PREMIUM LIMITATION
If the Policy is issued under the Guideline Premium Test, in no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance.

If, at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, the Company will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the then-current maximum premium limitation. The maximum premium limitations are set forth in the Policy.


PREMIUM ALLOCATION
Premiums may be allocated to either the Guaranteed Interest Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Guaranteed Interest Account are made as a percentage of the premium. The percentage allocation to any account may be any number between zero and 100, provided the total allocation equals 100. Alternatively, a policyholder may specify the allocation of a specific premium payment in dollar amounts, so long as the total allocation among the Investment Accounts equals the Net Premium paid. A policyholder may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to the Company is received at the Service Office.

CHARGES AND DEDUCTIONS

AMOUNT DEDUCTED FROM PREMIUMS

Manufacturers Life of America deducts an amount from each premium payment equal to 2.00% of the premium. Premium Loads are deducted in order to cover federal, state and local taxes on premium payments.


SURRENDER CHARGES
The Company will deduct a Surrender Charge if during the first 10 years following the Policy Date, or the effective date of a Face Amount increase:

-- the Policy is surrendered for its Net Cash Surrender Value,

-- a partial withdrawal is made in excess of the Free Partial Withdrawal Amount,

-- the Face Amount is decreased, or

-- the Policy lapses.

The Surrender Charge is expressed as a percentage of the total premiums paid from the Effective Date. However, premiums paid in any Policy Year in excess of the Target Premium, and premiums paid after the fifth Policy Year, are not counted in the determination of total premiums paid. Therefore, the timing of premium payments may affect the amount of the Surrender Charge. The percentages vary by Policy Year as follows:

                 Policy Year       Percentage
                      1          10.00%
                      2           7.50%
                      3           5.00%
                      4           5.00%
                      5           5.00%
                      6           5.00%
                      7           4.00%
                      8           3.00%
                      9           2.00%
                    10+           0.00%


Although the percentages remain level or decrease as the Policy Year increases, the total dollar amount of Surrender Charges may increase, as the total premium paid increases.

The Target Premium is based on the Face Amount, as well as the insured's age at issue and sex, and is set forth in the Policy.


Depending upon the circumstances, including the premiums paid under the Policy and the performance of the underlying investment options, the Policy may have no Cash Surrender Value and, therefore, the policyowner may receive no surrender proceeds upon surrendering the Policy.

SURRENDER CHARGES ON A PARTIAL WITHDRAWAL
A partial withdrawal will result in the assessment of a portion of the Surrender Charges to which the Policy is subject. The portion of the Surrender Charges assessed will be based on the ratio of the amount of the withdrawal which exceeds the Free Withdrawal Amount to the Net Cash Surrender Value of the Policy immediately prior to the withdrawal. The Surrender Charges will be deducted on a pro-rata basis from each of the Investment Accounts and the Guaranteed Interest Account. If the amount in the accounts are not sufficient to pay the Surrender Charges assessed, then the amount of the withdrawal will be reduced.


Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal, the Policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the partial withdrawal.


FREE WITHDRAWAL AMOUNT
The Free Withdrawal Amount is equal to 10% of the Net Cash Surrender Value at the time of the withdrawal. In determining what, if any, portion of a partial withdrawal is in excess of the Free Withdrawal Amount, all previous partial withdrawals that have occurred in the current Policy Year are included.

MONTHLY CHARGES
On the Policy Date and at the beginning of each policy month, a deduction is due from the Policy Value to cover certain charges in connection with the Policy until the insured reaches age 100. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. The charges consist of:

(i)      a monthly administration charge;
(ii)     a monthly charge for the cost of insurance;
(iii)    a monthly charge for any supplementary benefits added to the Policy.

Unless otherwise allowed by the Company and specified by the policyholder, the monthly deduction will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy value in each bears to the Net Policy Value.

ADMINISTRATION CHARGE

This charge will be equal to $12 per policy month, which is guaranteed not to increase. The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a Policy.


COST OF INSURANCE CHARGE
The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each policy month. The cost of insurance rate and the net amount at risk are determined separately for the initial Face Amount and for each increase in Face Amount. In determining the net amount at risk, if there have been increases in the Face Amount, the Policy Value shall first be considered a part of the initial Face Amount. If the Policy Value exceeds the initial Face Amount, it shall then be considered a part of the additional increases in Face Amount resulting from the increases in the order of the increases.

The net amount at risk is equal to the greater of zero, or the result of
(a)minus (b) where:

(a) is the death benefit as of the first day of the month, divided by 1.0032737; and

(b) is the Policy Value as of the first day of the month.

The cost of insurance rate is based upon the following factors:

- the issue age, sex (unless unisex rates are required by law) and smoking status of the life insured;
-     the underwriting class of the Policy;
-     the number of years since issue or since an increase in Face Amount;

-     the amount of the Death Benefit in excess of the Face Amount; and

-     any extra charges for additional ratings indicated in the Policy.

Cost of insurance rates will generally increase with the life insured's age.

The cost of insurance rates reflect the Company's expectations as to future mortality experience. The rates may be changed from time to time on a basis which does not unfairly discriminate within the class of lives insured. In no event will the cost of insurance rate exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the life insured. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables.

CHARGES FOR SUPPLEMENTARY BENEFITS
If the Policy includes Supplementary Benefits, a charge will be made applicable to such Supplementary Benefit.

CHARGES ASSESSED AGAINST ASSETS OF THE INVESTMENT ACCOUNTS
A daily charge is assessed against amounts in the Investment Accounts equal to a percentage of the value of the Investment Account. This charge is to compensate the Company for the mortality and expense risks it assumes under the Policy. The mortality risk assumed is that lives insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than the Company estimated. The Company will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

The charge varies by Policy Year as follows:

                                                                 Equivalent Annual
                                    Daily Mortality and        Mortality and Expense
           Policy Year              Expense Risk Charge             Risk Charge
               1-10                    0.000020625%                    0.75%
               11+                     0.000010981%                    0.40%


CHARGES FOR TRANSFERS
A charge of $25 will be imposed on each transfer in excess of twelve in a policy year.

REDUCTION IN CHARGES
The Policy is available for purchase by corporations and other groups or sponsoring organizations for multiple life sales. Manufacturers Life of America reserves the right to reduce any of the Policy's loads or charges on certain Cases where it is expected that the amount or nature of such Cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyholder, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which Manufacturers Life of America believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform Case basis. Reductions in charges will not be unfairly discriminatory to any policyholders.

COMPANY TAX CONSIDERATIONS
At the present time, the Company makes no charge to the Separate Account for any federal, state, or local taxes that the Company incurs that may be attributable to such Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

POLICY VALUE

DETERMINATION OF THE POLICY VALUE
A Policy has a Policy Value, a portion of which is available to the policyholder by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Guaranteed Interest Account, and the Loan Account.

INVESTMENT ACCOUNTS
An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

GUARANTEED INTEREST ACCOUNT
Amounts in the Guaranteed Interest Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by Manufacturers Life of America. For a detailed description of the Guaranteed Interest Account, see "The General Account - Guaranteed Interest Account".

LOAN ACCOUNT
Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate which is equal to the amount charged on the outstanding Policy Debt less the Loan Spread. For a detailed description of the Loan Account, see "Policy Loans - Loan Account".

UNITS AND UNIT VALUES

CREDITING AND CANCELING UNITS
Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

UNIT VALUES
The value of a unit of each sub-account was initially fixed at $10.00. For each subsequent Business Day the unit value for that sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the that sub-account on such subsequent Business Day.

The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) minus (c), where:

(a) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transaction are made on that day;

(b) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transaction were made for that day; and

(c) is a charge not exceeding the daily mortality and expense risk charge shown in the "Charges and Deductions Charges Assessed Against Assets of the Investment Accounts" section.

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

Due to the fact that the daily mortality and expense risk charge varies by Policy Years, two unit values will be calculated for each sub-account commencing 10 years after the effective date of the first Policy.

TRANSFERS OF POLICY VALUE
At any time, a policyholder may transfer Policy Value from one sub-account to another or to the Guaranteed Interest Account. Transfer requests must be in writing in a format satisfactory to the Company, or by telephone if a currently valid telephone transfer authorization form is on file.

These transfer privileges are subject to the Company's consent. The Company reserves the right to impose limitations on transfers, including the maximum amount that may be transferred. In addition, transfer privileges are subject to any restrictions that may be imposed by the Trust.

TRANSFER CHARGES
A policyholder may make up to twelve transfers each policy year free of charge. Additional transfers in each policy year may be made at a cost of $25 per transfer. This charge will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the amount transferred from each bears to the total amount transferred. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.

Transfers under the Dollar Cost Averaging and Asset Allocation Balancer programs, discussed below, do not count against the number of free transfers permitted per Policy Year.

TRANSFERS INVOLVING GUARANTEED INTEREST ACCOUNT
The maximum amount that may be transferred from the Guaranteed Interest Account in any one policy year is the greater of $500 or 15% of the Guaranteed Interest Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Guaranteed Interest Account may not involve a transfer to the Investment Account for the Money Market Trust.

TELEPHONE TRANSFERS
Although failure to follow reasonable procedures may result in the Company being liable for any losses resulting from unauthorized or fraudulent telephone transfers, Manufacturers Life of America will not be liable for following instructions communicated by telephone that the Company reasonably believes to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

POLICY LOANS
At any time while this Policy is in force, a policyholder may borrow against the Policy Value of the Policy. The Policy serves as the only security for the loan. Policy loans may have tax consequences, see "Tax Treatment of Policy Benefits - Policy Loan Interest."

MAXIMUM LOAN
The amount of any loan cannot exceed the amount which would cause the Policy Debt to equal the Loan Value of the Policy on the date of the loan.

LOAN VALUE
The Loan Value is equal to the Policy's Cash Surrender Value less the monthly deductions due to the next Policy Anniversary.

EFFECT OF POLICY LOAN
A policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios or increasing in value at the rate of interest credited for amounts allocated to the Guaranteed Interest Account. A policy loan may cause a Policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See "Lapse and Reinstatement." Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

INTEREST CHARGED ON POLICY LOANS
Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 5.00%.

LOAN ACCOUNT
When a loan is made, an amount equal to the loan will be deducted from the Investment Accounts or the Guaranteed Interest Account and transferred to the Loan Account. The policyholder may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

INTEREST CREDITED TO THE LOAN ACCOUNT
Interest will be credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less the Loan Spread. The Loan Spread varies by policy year as follows:


            Policy Year                          Loan Spread

                1-10                                1.00%
               11-20                                0.50%
                21+                                 0.25%


LOAN ACCOUNT ADJUSTMENTS
On the first day of each policy month the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Guaranteed Interest Account. Amounts transferred from the Loan Account will be allocated to the Investment Accounts and the Guaranteed Interest Account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value.

LOAN REPAYMENTS
Policy Debt may be repaid in whole or in part at any time prior to the death of the life insured, provided that the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Guaranteed Interest Account or the Investment Accounts. Loan repayments will be allocated to the Guaranteed Interest Account and each Investment Account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value.

Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums.

POLICY SURRENDER AND PARTIAL WITHDRAWALS

POLICY SURRENDER
A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the Policy Debt. The Net Cash Surrender Value will be determined at the end of the Business Day on which Manufacturers Life of America receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

PARTIAL WITHDRAWALS
A policyholder may make a partial withdrawal of the Net Cash Surrender Value. The policyholder may specify the portion of the withdrawal to be taken from each Investment Account and the Guaranteed Interest Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a Partial Withdrawal see "Charges and Deductions - Surrender Charges."

REDUCTION IN FACE AMOUNT DUE TO A PARTIAL WITHDRAWAL
If Death Benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount of the Policy will be reduced by the amount of the withdrawal plus any applicable Surrender Charges. Reductions in Face Amount resulting from partial withdrawals will not incur any Surrender Charges above the Surrender Charges applicable to the withdrawal.

If the death benefit is based upon the Policy Value times the minimum death benefit percentage set forth under "Death Benefit - Minimum Death Benefit," the Face Amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the Surrender Charge assessed exceeds the difference between the death benefit and the Face Amount. When the Face Amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in Face Amount, i.e., against the Face Amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial Face Amount.

LAPSE AND REINSTATEMENT

LAPSE

A Policy will go into default if at the beginning of any policy month the Policy's Net Cash Surrender Value would go below zero after deducting the monthly deduction then due. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy - Tax Treatment of Policy Benefits - Surrender or Lapse." Manufacturers Life of America will notify the policyholder of the default and will allow a 61 day grace period in which the policyholder may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two policy months thereafter, plus any applicable premium load. If the required payment is not received by the end of the grace period, the Policy will terminate with no value.


DEATH DURING GRACE PERIOD
If the life insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.

REINSTATEMENT
A policyholder can reinstate a Policy which has terminated after going into default at any time within the five year period following the date of termination subject to the following conditions:

(a)  The Policy must not have been surrendered for its Net Cash Surrender Value;
(b) Evidence of the life insured's insurability satisfactory to Manufacturers Life of America is furnished to the Company; and
(c) A premium equal to the payment required during the grace period following default to keep the Policy in force is paid to the Company.

THE GENERAL ACCOUNT
The general account of Manufacturers Life of America consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, Manufacturers Life of America has sole discretion over the investment of the assets of the general account.


By virtue of exclusionary provisions, interests in the general account of Manufacturers Life of America have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC. has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.


GUARANTEED INTEREST ACCOUNT
A policyholder may elect to allocate net premiums to the Guaranteed Interest Account or to transfer all or a portion of the Policy Value to the Guaranteed Interest Account from the Investment Accounts. Manufacturers Life of America will hold the reserves required for any portion of the Policy Value allocated to the Guaranteed Interest

Account in its general account. Transfers from the Guaranteed Interest Account to the Investment Accounts are subject to restrictions.

POLICY VALUE IN THE GUARANTEED INTEREST ACCOUNT
The Policy Value in the Guaranteed Interest Account is equal to:

(a)      the portion of the net premiums allocated to it; plus
(b)      any amounts transferred to it; plus
(c)      interest credited to it; less
(d)      any charges deducted from it; less
(e)      any partial withdrawals from it; less
(f)      any amounts transferred from it.


INTEREST ON THE GUARANTEED INTEREST ACCOUNT
An allocation of Policy Value to the Guaranteed Interest Account does not entitle the policyholder to share in the investment experience of the general account. Instead, Manufacturers Life of America guarantees that the Policy Value in the Guaranteed Interest Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if a policyholder pays the planned premiums, allocates all net premiums only to the general account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the Policy will be determinable and guaranteed.

OTHER PROVISIONS OF THE POLICY

POLICYHOLDER RIGHTS
Unless otherwise restricted by a separate agreement, the policyholder may:

-        Vary the premiums paid under the Policy.
-        Change the death benefit option.
-        Change the premium allocation for future premiums.
-        Transfer amounts between sub-accounts.
-        Take loans and/or partial withdrawals.
-        Surrender the contract.
-        Transfer ownership to a new owner.
- Name a contingent owner that will automatically become owner if the policyholder dies before the insured.
-        Change or revoke a contingent owner.
-        Change or revoke a beneficiary.

ASSIGNMENT OF RIGHTS
Manufacturers Life of America will not be bound by an assignment until it receives a copy of the assignment at its Service Office. Manufacturers Life of America assumes no responsibility for the validity or effects of any assignment.


BENEFICIARY
One or more beneficiaries of the Policy may be appointed by the policyholder by naming them in the application. Beneficiaries may be appointed in three classes
- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, the beneficiary may be changed by the policyholder during the life insured's lifetime by giving written notice to the Company in a form satisfactory to us. If the life insured dies and there is no surviving beneficiary, the policyholder, or the policyholder's estate if the policyholder is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, the Company will pay the insurance benefit as if the beneficiary had died before the life insured.

INCONTESTABILITY
Manufacturers Life of America will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the Issue Date. It will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the life insured's lifetime for two years. If a Policy has been reinstated and been in force for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX
If the life insured's stated age or sex or both in the Policy are incorrect, Manufacturers Life of America will change the Face Amount, and if applicable, so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

SUICIDE EXCLUSION
If the life insured, whether sane or insane, dies by suicide within two years from the Issue Date (or within the maximum period permitted by the state in which the Policy was delivered, if less than two years), Manufacturers Life of America will pay only the premiums paid less any partial withdrawals and any Policy Debt. If the life insured should die by suicide within two year after a Face Amount increase, the death benefit for the increase will be limited to the monthly deduction for the increase. At the discretion of the Company, this provision may be waived under some circumstances, such as policies purchased in conjunction with certain existing benefit plans.

SUPPLEMENTARY BENEFITS
Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including, in the case of a Policy owned by a corporation or other similar entity, a benefit permitting a change in the life insured. More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost of any supplementary benefits will be deducted as part of the monthly deduction.

TAX TREATMENT OF THE POLICY
The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the Service. MANUFACTURERS LIFE OF AMERICA DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on the tax consequences, is contemplated, a qualified tax adviser should be consulted for advice on the tax attributes of the particular arrangement.

LIFE INSURANCE QUALIFICATION
There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Internal Revenue Code, and thereby to enjoy the tax benefits of such a contract:

1. The Policy must satisfy the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986 (the "Code").
2. The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.
3. The Policy must be a valid life insurance contract under applicable state law.
4. The Policyholder must not possess "incidents of ownership" in the assets of the Separate Account.

These four items are discussed in detail below.

DEFINITION OF LIFE INSURANCE
Section 7702 of the Code sets forth a definition of a life insurance contract for federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the Cash Value Accumulation Test or the Guideline Premium Test. The Cash Value Accumulation Test requires a minimum death benefit for a given Policy Value. The Guideline Premium Test also requires a minimum death benefit, but in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.

With respect to a Policy which is issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyholder pays the full amount of premiums permitted under the Policy.

The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

DIVERSIFICATION
Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the code (discussed above). The Separate Account, through the Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how the Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.

STATE LAW
State regulations require that the policyholder have appropriate insurable interest in the life insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for federal tax purposes.

INVESTOR CONTROL
In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyholder's gross income. The IRS has stated in published rulings that a variable policyholder will be considered the owner of separate account assets if the policyholder possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyholder), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets". As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyholders were not owners of separate account assets. For example, the policyholder has additional flexibility in allocating premium payments and Policy Values. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX TREATMENT OF POLICY BENEFITS
The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes. The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, partial withdrawal, surrender, change in ownership, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyholder or beneficiary.

DEATH BENEFIT
The death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

CASH VALUES
Generally, the policyholder will not be deemed to be in constructive receipt of the Policy Value until there is a distribution. This includes additions attributable to interest, dividends, appreciation or gains realized on transfers among sub-accounts.

INVESTMENT IN THE POLICY
Investment in the Policy means:

(a) the aggregate amount of any premiums or other consideration paid for a Policy; minus
(b) the aggregate amount, other than loan amounts, received under the Policy which has been excluded from the gross income of the policyholder (except that the amount of any loan from, or secured by, a Policy that is a MEC, to the extent such amount has been excluded from gross income, will be disregarded); plus

(c) the amount of any loan from, or secured by a Policy that is a Modified Endowment Contract or "MEC" to the extent that such amount has been included in the gross income of the policyholder.


The repayment of a policy loan, or the payment of interest on a loan, does not affect the Investment in the Policy.

SURRENDER OR LAPSE
Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of Policy Debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

If, at the time of lapse, a Policy has a loan, the loan is extinguished and the amount of the loan is a deemed payment to the policyholder. If the amount of this deemed payment exceeds the investment in the contract, the excess is taxable income and is subject to Internal Revenue Service reporting requirements.

DISTRIBUTIONS

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a MEC.


DISTRIBUTIONS FROM NON-MEC'S
A distribution from a non-MEC is generally treated as a tax-free recovery by the policyholder of the Investment in the Policy to the extent of such Investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the Investment in the Policy. Loans from, or secured by, a non-MEC are not treated as distributions. Instead, such loans are treated as indebtedness of the policyholder.

Force Outs
An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyholder in order for the Policy to continue to comply with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Changes include partial withdrawals and death benefit option changes.

DISTRIBUTIONS FROM MEC'S
Policies classified as MEC's will be subject to the following tax rules:

(a) First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the Investment in the Policy at such time.
(b) Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan.
(c) Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
     (i)      is made on or after the policyholder attains age 59 1/2;
     (ii)     is attributable to the policyholder becoming disabled; or
     (iii) is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyholder or the joint lives (or joint life expectancies) of the policyholder and the policyholder's beneficiary.

These exceptions are not likely to apply in situations where the Policy is not owned by an individual.

Definition of Modified Endowment Contracts

Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceed the "seven-pay premium limit". The seven-pay premium limit on any date is equal to the sum of the net level premiums that would have been paid on or before such date if the policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay premium").

The rules relating to whether a Policy will be treated as a MEC are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyholder should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a MEC.

Material Changes
A policy that is not a MEC may become a MEC if it is "materially changed". If there is a material change to the policy, the seven year testing period for MEC status is restarted. The material change rules for determining whether a Policy is a MEC are complex. In general, however, the determination of whether a Policy will be a MEC after a material change generally depends upon the relationship among the death benefit of the Policy at the time of such change, the Policy Value at the time of the change, and the additional premiums paid into the Policy during the seven years starting with the date on which the material change occurs.

Reductions in Face Amount
If there is a reduction in benefits during the first seven policy years, the seven-pay premium limit is recalculated as if the policy had been originally issued at the reduced benefit level. Failure to comply would result in classification as a MEC regardless of any efforts by the Company to provide a payment schedule that will not violate the seven pay test.

Exchanges
A life insurance contract received in exchange for a MEC will also be treated as a MEC.

Processing of Premiums
If a premium is received which would cause the Policy to become a MEC within 23 days of the next Policy Anniversary, the Company will not apply the portion of the premium which would cause MEC status ("excess premium") to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium, along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. The policyholder will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyholder does not respond, the premium and interest will be applied to the Policy as of the first day of the next anniversary.

If a premium is received which would cause the Policy to become a MEC more than 23 days prior to the next Policy Anniversary, the Company will refund any excess premium to the policyholder. The portion of the premium which is not excess will be applied as of the date received. The policyholder will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

Multiple Policies
All MEC's that are issued by a Company (or its affiliates) to the same policyholder during any calendar year are treated as one MEC for purposes of determining the amount includible in gross income under Section 72(e) of the Code.

POLICY LOAN INTEREST
Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. For policies purchased on or after January 1, 1996, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a Policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceed $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

Furthermore, if a non-natural person owns a Policy, or is the direct or indirect beneficiary under a Policy, section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed Policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

The portion of the interest expense that is allocable to unborrowed Policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed Policy cash values under such life insurance policies bear to the average adjusted bases for all assets of the taxpayer.

If the taxpayer is not the Policyholder, but is the direct or indirect beneficiary under the Policy, then the amount of unborrowed cash value of the Policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed Policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the Policy.

POLICY EXCHANGES
A policyholder generally will not recognize gain upon the exchange of a Policy for another life insurance policy issued by the Company or another insurance company, except to the extent that the policyholder receives cash in the exchange or is relieved of Policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy Value (including any unpaid loans) exceeds the policyholder's Investment in the Policy.

OTHER TRANSACTIONS
A transfer of the Policy, a change in the owner, a change in the beneficiary, and certain other changes to the Policy, as well as particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if the owner transfers the Policy or designates a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums or other amounts subsequently paid by the transferee. Further, in such a case, if the consideration received exceeds the transferor's Investment in the Policy, the difference will be taxed to the transferor as ordinary income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the individual circumstances of each policyholder and beneficiary.

ALTERNATE MINIMUM TAX
Corporate owners may be subject to Alternate Minimum Tax on the annual increases in Cash Surrender Values and on the Death Benefit proceeds.

INCOME TAX REPORTING

In certain employer-sponsored life insurance arrangements, including equity-split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:


(a) the value each year of the life insurance protection provided;
(b) an amount equal to any employer-paid premiums; or
(c) some or all of the amount by which the current value exceeds the employer's interest in the Policy.

Participants should consult with their tax adviser to determine the tax consequences of these arrangements.

OTHER INFORMATION

PAYMENT OF PROCEEDS
As long as the Policy is in force, Manufacturers Life of America will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. The Company may delay the payment of any policy loans, surrenders, partial withdrawals, or insurance benefit that depends on Guaranteed Interest Account values for up to six months or in the case of any Investment Account for any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted (iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets or (iv) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in
(2) and (3) exist.

REPORTS TO POLICYHOLDERS
Within 30 days after each Policy Anniversary, Manufacturers Life of America will send the policyholder a statement showing, among other things:

-        the amount of death benefit;

- the Policy Value and its allocation among the Investment Accounts, the Guaranteed Interest Account and the Loan Account;

- the value of the units in each Investment Account to which the Policy Value is allocated;

-        the Policy Debt and any loan interest charged since the last report;

- the premiums paid and other Policy transactions made during the period since the last report; and

-        any other information required by law.

Each policyholder will also be sent an annual and a semi-annual report for theTrust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

DISTRIBUTION OF THE POLICIES

ManEquity, Inc., an indirect wholly-owned subsidiary of MFC, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. ManEquity, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. ManEquity, Inc. is located at 200 Bloor Street East, Toronto, Ontario, Canada, M4W 1E5 and was organized under the laws of Colorado on May 4, 1970. The directors of ManEquity, Inc. are: John Richardson, Roy Bubbs, Bruce Gordon, Gary Buchanan and Douglas Myers. The officers of ManEquity, Inc. are: (i) Douglas Myers - President, (ii) Gary Buchanan - Vice President, Compliance, (iii) Thomas Reives - Treasurer,
(iv) Brian Buckley - Secretary and General Counsel. The principal business address of each director and officer of ManEquity, Inc., except Brian Buckley, is Manulife Financial, 200 Bloor Street East, Toronto, Ontario, Canada, M4W 1E5. The principal business address of Brian Buckley is Manulife Financial, 73

Tremont Street, Boston, MA 02108. The Policies will be sold by registered representatives of either ManEquity or other broker-dealers having distribution agreements with ManEquity who are also authorized by state insurance departments to do so.


A registered representative will receive commissions not to exceed 15% of premiums paid up to the Target Premium, and 2.5% of premiums paid in excess of the Target Premium in Policy Years 1 through 5, commissions of 2.5% of premiums paid in Policy Years 6 and later, and after the fifth anniversary 0.20% of the Policy Value per year. Representatives who meet certain productivity standards with regard to the sale of the Policies and certain other policies issued by Manufacturers Life of America or Manufacturers Life will be eligible for additional compensation.


RESPONSIBILITIES OF MANUFACTURERS LIFE


Manufacturers Life and The Manufacturers Life Insurance Company (U.S.A.), ("Manufacturers USA") have entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life or Manufacturers USA, on behalf of ManEquity, Inc. will pay the sales commissions in respect of the Policies and certain other policies issued by Manufacturers Life of America, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the policies and such other policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies and such other policies. ManEquity, Inc. will promptly reimburse Manufacturers Life or Manufacturers USA for all sales commissions paid by Manufacturers Life or Manufacturers USA and will pay Manufacturers Life or Manufacturers USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.


Manufacturers Life and Manufacturers USA have also entered into a Service Agreement with Manufacturers Life of America pursuant to which Manufacturers Life and Manufacturers USA will provide to Manufacturers Life of America all issue, administrative, general services and recordkeeping functions on behalf of Manufacturers Life of America with respect to all of its insurance policies including the Policies.

Finally, Manufacturers USA has entered into a Stoploss Reinsurance Agreement with Manufacturers Life of America under which Manufacturers Life (or Manufacturers USA) reinsures all aggregate claims in excess of 110% of the expected claims for all flexible premium variable life insurance policies issued by Manufacturers Life of America. Under the agreement, Manufacturers USA will automatically reinsure the risk for any one life up to a maximum of $7,500,000, except in the case of aviation risks where the maximum will be $5,000,000. However, Manufacturers USA may also consider reinsuring any non-aviation risk in excess of $7,500,000 and any aviation risk in excess of $5,000,000.

VOTING RIGHTS
As stated previously, all of the assets held in the sub-accounts of the Separate Account will be invested in shares of a particular Portfolio of the Trust. Manufacturers Life of America is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manufacturers Life of America will vote shares held in the sub-accounts in accordance with instructions received from policyholders having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyholders are received, including shares not attributable to the Policies, will be voted by Manufacturers Life of America in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manufacturers Life of America to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyholder is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by Manufacturers Life of America, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

Manufacturers Life of America may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, the Company itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that the Company reasonably disapproves such changes in accordance with applicable federal regulations. If Manufacturers Life of America does disregard voting instructions, it will advise policyholders of that action and its reasons for such action in the next communication to policyholders.


SUBSTITUTION OF PORTFOLIO SHARES

It is possible that in the judgment of the management of Manufacturers Life of America, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulation, because the shares are no longer available for investment, or for some other reason. In that event, Manufacturers Life of America may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC. and one or more state insurance departments may be required.


Manufacturers Life of America also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or
(vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. The Company also reserves the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

RECORDS AND ACCOUNTS

McCamish Systems, L.L.C., 6425 Powers Ferry Road, Atlanta, Georgia 30339, will act as a Transfer Agent on behalf of Manufacturers Life of America as it relates to the Policies described in this Prospectus. In the role of a Transfer Agent, McCamish Systems will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals and fund transfers on behalf of the Company.


All records and accounts relating to the Separate Account and the Portfolios will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by McCamish Systems on behalf of the Company.

STATE REGULATIONS
Manufacturers Life of America is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

Manufacturers Life of America is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

LITIGATION
No litigation is pending that would have a material effect upon the Separate Account or the Trust.

INDEPENDENT AUDITORS

The consolidated financial statements of The Manufacturers Life Insurance Company of America at December 31, 1999 and 1998, and for each of the three years ended December 31, 1999 and the financial statements of Separate Account Four of The Manufacturers Life Insurance Company of America at December 31, 1999 and 1998, and for each of the two years ended December 31, 1999, appearing in this prospectus, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein. Such financial statements have been included herein in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.


FURTHER INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the S.E.C.'s principal office in Washington D.C. upon payment of the prescribed fee. The SEC also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC which is located at http://www.sec.gov.


For further information you may also contact Manufacturers Life of America's Home Office, the address and telephone number of which are on the first page of the prospectus.

OFFICERS AND DIRECTORS

The directors and executive officers of the Company, together with their principal occupations during the past five years are as follows:



                                    POSITION WITH MANUFACTURERS
NAME                                LIFE OF AMERICA                  PRINCIPAL OCCUPATION
Sandra M. Cotter (37)*              Director                         Attorney, Dykema Gossett, PLLC, 1989 to present.
                                    (since December 1992)

James D. Gallagher (45)**           Director (since May 1996),       President, The Manufacturers Life Insurance
                                    Secretary and General Counsel    Company of New York, August 1999 to Present;
                                                                     Vice President, Secretary and General Counsel,
                                                                     The Manufacturers Life Insurance Company (USA),
                                                                     January 1997 to present; Secretary and General
                                                                     Counsel, Manufacturers Adviser Corporation,
                                                                     January 1997 to present; Vice President, Legal
                                                                     Services - U.S. Operations, The Manufacturers
                                                                     Life Insurance Company, January 1996 to present;
                                                                     Vice President, Secretary and General Counsel,
                                                                     The Manufacturers Life Insurance Company of
                                                                     North America, 1994 to present;

Donald A. Guloien (42)***           Director (since August 1990)     Executive Vice President, Business Development,
                                    and President                    The Manufacturers Life Insurance Company,
                                                                     January 1999 to present, Senior Vice President, Business
                                                                     Development, The Manufacturers Life Insurance Company,
                                                                     1994 to December 1998.

                                    POSITION WITH MANUFACTURERS
NAME                                LIFE OF AMERICA                  PRINCIPAL OCCUPATION
James O'Malley (54)***              Director (since November 1998)   Senior Vice President, U.S. Pensions, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1999 to present; Vice President, Systems New
                                                                     Business Pensions, The Manufacturers Life
                                                                     Insurance Company,  1984 to December 1998.

Joseph J. Pietroski (61)***         Director (since July 1992)       Senior Vice President and Corporate Secretary,
                                                                     The Manufacturers Life Insurance Company, 1999
                                                                     to present;  Senior Vice President, General
                                                                     Counsel and Corporate Secretary, The
                                                                     Manufacturers Life Insurance Company, 1988 to
                                                                     1999.

John D. Richardson (62)***          Director (since January 1995)    Senior Executive Vice President, The
                                    and Chairman                     Manufacturers Life Insurance Company; January
                                                                     1999 to present; Executive Vice President,
                                                                     U.S. Operations, The Manufacturers Life
                                                                     Insurance Company, November 1995 to December
                                                                     1998; Senior Vice President and General
                                                                     Manager, U.S. Operations, The Manufacturers
                                                                     Life Insurance Company, January 1995 to
                                                                     October 1997.

Victor Apps (52)***                 Vice President, Asia             Executive Vice President, Asia Operations, The
                                                                     Manufacturers Life Insurance Company, November
                                                                     1997 to present; Senior Vice President and
                                                                     General Manager, Greater China Division, The
                                                                     Manufacturers Life Insurance Company, 1995 to
                                                                     1997; Vice President and General Manager,
                                                                     Greater China Division, The

                                    POSITION WITH MANUFACTURERS
NAME                                LIFE OF AMERICA                  PRINCIPAL OCCUPATION
                                                                     Manufacturers Life Insurance Company, 1993 to 1995.

Felix Chee (53)***                  Vice President, Investments      Executive Vice President and Chief Investment
                                                                     Officer, The Manufacturers Life Insurance
                                                                     Company; November 1997 to present;  Chief
                                                                     Investment Officer, The Manufacturers Life
                                                                     Insurance Company, June 1997 to present, Senior
                                                                     Vice President and Treasurer, The Manufacturers
                                                                     Life Insurance Company, August 1994 to May 1997.

Robert A. Cook (45)**               Vice President, Marketing        Senior Vice President, U.S. Individual
                                                                     Insurance, The Manufacturers Life Insurance
                                                                     Company, January 1999 to present; Vice
                                                                     President, Product Management, The
                                                                     Manufacturers Life Insurance Company, January
                                                                     1996 to December 1998; Sales and Marketing
                                                                     Director, The Manufacturers Life Insurance
                                                                     Company, 1994 to 1995.

Douglas H. Myers (45)***            Vice President, Finance and      President, ManEquity, Inc., April 1994 to
                                    Compliance, Controller           present; Assistant Vice President and
                                                                     Controller, U.S. Operations, The Manufacturers
                                                                     Life Insurance Company, 1988 to present.

John G. Vrysen (44)**               Vice President, Appointed        Chief Financial Officer and Treasurer,
                                    Actuary                          Manulife-Wood Logan Holding Co., Inc., January
                                                                     1996 to present; Vice President and Chief
                                                                     Financial Officer, U.S. Operations, The
                                                                     Manufacturers Life Insurance Company,
                                                                     January 1996 to present; Vice President and
                                                                     Chief Actuary, The Manufacturers Life
                                                                     Insurance Company of New York, March 1992 to
                                                                     present; Vice President and Chief Actuary,
                                                                     The Manufacturers Life Insurance Company of
                                                                     North America, January 1986 to present.

Denis Turner (44)***                Vice President and Treasurer     Vice President and Treasurer, The Manufacturers
                                                                     Life Insurance Company of America, May 1999 to
                                                                     present; Vice President & Chief Accountant, U.S.
                                                                     Division, The Manufacturers Life Insurance
                                                                     Company, May 1999 to present; Assistant Vice
                                                                     President, Financial Operations, Reinsurance
                                                                     Division, The Manufacturers Life Insurance
                                                                     Company, February 1998 to April 1999; Assistant
                                                                     Vice President & Controller, Reinsurance
                                                                     Division, The Manufacturers Life Insurance
                                                                     Company, November 1995, to

                                    POSITION WITH MANUFACTURERS
NAME                                LIFE OF AMERICA                  PRINCIPAL OCCUPATION
                                                                     January 1998, Assistant Vice President,
                                                                     Corporate Controllers, The Manufacturers
                                                                     Life Insurance Company, January 1989 to
                                                                     October 1995.



  * Principal business address is: Dykema Gossett, 800 Michigan National Tower, Lansing Michigan 48933

 ** Principal business address is: Manulife Financial, 73 Tremont Street,
    Boston, MA 02108

*** Principal business address is: Manulife Financial, 200 Bloor Street,
    Toronto, Ontario, Canada M4W 1E5



YEAR 2000 ISSUES
The Year 2000 Issue arises because many computerized systems use two digits rather than four to identify a year. Date-sensitive systems may recognize the year 2000 as 1900 or some other date, resulting in errors when information using year 2000 dates is processed. In addition, similar problems may arise in some systems which use certain dates in 1999 to represent something other than a date. Although the change in date has occurred, it is not possible to conclude that all aspects of the Year 2000 Issue that may affect us, including those related to customers, suppliers, or other third parties, have been fully resolved.


DEATH BENEFIT SCHEDULE WITH FLEXIBLE TERM INSURANCE OPTION
A Policy can be issued with a schedule of death benefits which may vary by Policy Year. The entire schedule is called the Death Benefit Schedule. The Death Benefit Schedule will provide flexible term insurance to age 100. The amount of death benefit shown in the Death Benefit Schedule for any Policy Year is called the Scheduled Annual Death Benefit for that Policy Year. Any amount of Scheduled Annual Death Benefit over and above the death benefit provided by the Policy will be provided by Flexible Term Insurance (the "Rider"). The combined death benefit of the Policy and Rider may be the Scheduled Annual Death Benefit alone (similar to Death Benefit Option 1), or the Scheduled Annual Death Benefit plus the Policy Value (similar to Death Benefit Option 2).

A Policy may be combined with the Rider to result in an initial Scheduled Annual Death Benefit equal to the same Face Amount that could be acquired under the Policy alone. Depending upon the amount of premium paid into the Policy, combining the Policy and the Rider may result in a surrender charge for the Policy that is lower than the surrender charge provided under the Policy alone. In addition, current cost of insurance rates for the Rider are less than those for the Policy in the first fifteen Policy years, but greater than the rates for the Policy in Policy Year 16 and later.

A policyholder may, upon written request, change the Death Benefit Schedule. A written request for a change which results in a decrease to the Scheduled Annual Death Benefit must be received at least 30 days prior to the first day of a policy month for the change to take effect as of that policy month. A written request for a change which results in an increase to the Scheduled Annual Death Benefit in any Policy Year will take effect at the beginning of the month following the date the Company approves the request. Increases in the Death Benefit Schedule are subject to evidence of insurability satisfactory to the Company, A requested decrease in the Schedule will require a decrease in the Policy's Face Amount if the new Death Benefit Schedule in any year is less than the Face Amount. In this case, the Face Amount will be reduced to the Scheduled Annual Death Benefit. If a decrease in Face Amount is required, Surrender Charges will be assessed as provided under "Decrease in Face Amount - Surrender Charges Assessed on a Decrease".

If the policyholder changes the Death Benefit Option of the Policy from Death Benefit Option 2 to Death Benefit Option 1 and if the Face Amount of the Policy after the change would be greater than the Scheduled Annual Death Benefit in effect at the time of the change, then the Face Amount after the change will be equal to the Scheduled Annual Death Benefit.

If the Face Amount of the Policy is increased then the Scheduled Annual Death Benefit for all Policy Years after and including the effective date of the change will be increased by the same amount. If the Face Amount of the Policy is decreased then the Scheduled Annual Death Benefit for all Policy Years after and including the effective date of the change will be decreased by the same amount. This provision does not apply to increases or decreases in Face Amount due to a change in the Death Benefit Option.

If in any Policy Year, the Face Amount is greater than the Scheduled Annual Death Benefit for that Policy Year, the Face Amount will be reduced to be equal to the Scheduled Annual Death Benefit. If the Face Amount is decreased, Surrender Charges will be assessed as provided under "Decrease in Face Amount - Surrender Charged Assessed on a Decrease."

Year to year changes within the Death Benefit Schedule, as well as a change in the Death Benefit Schedule itself, may also have an effect on the maximum amount of premium that a policyholder may pay into a Policy. The Company will inform you of any such change. The Company reserves the right to limit a change in the Death Benefit Schedule so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

The Rider is subject to the same Incontestability, Misstatement of Age or Sex, and Suicide Exclusion provisions as the Policy.

The Rider terminates on the termination date of the Policy. The policyholder may, however, terminate the Rider prior to the termination date of the Policy by sending the Company a written request to terminate the Rider. The Rider will then terminate at the end of the month in which the Company receives the request.

Appendix A

ILLUSTRATIONS

The following tables illustrate the way in which a Policy's Death Benefit, Policy Value, and Cash Surrender Value could vary over an extended period of time.

ASSUMPTIONS

- Hypothetical gross annual investment returns for the Portfolios (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6%, and 12% over the periods indicated.

-     An Insured who is a male, Issue Age 45, non-smoker.

-     A Face Amount of $365,000 in all Policy Years.

- Payment of an annual premium of $20,000 each year for the first seven Policy Years. Premiums are paid on the Policy Anniversary.

- All Premiums are allocated to and remain in the Variable Account for the entire period shown.

-     There are no transfers, partial withdrawals, or policy loans.

- Tables 1, 2, and 3 assume regular underwriting. Tables 4, 5, and 6 assume short form underwriting.

-     The Cash Value Accumulation Test is used.

- The illustrations assume all charges currently assessed against the Policy, including monthly cost of insurance charges and administrative charges and mortality and expense risk charges. The first set of columns in each table, under the heading "Current Charges", assumes cost of insurance rates currently expected to be charged. The second set of columns, under the heading "Guaranteed Charges", assumes maximum cost of insurance rates.


- The amounts shown in the Tables also take into account the Portfolios' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.931% of the average daily net assets of the portfolio.


The Death Benefits, Policy Values, and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6%, and 12%, but fluctuated over and under those averages throughout the years. The values would also be different depending on the allocation of a Policy's total Policy Value among the sub-accounts, if the actual rates of return averaged 0%, 6%, or 12%, but the rates of each Portfolio varied above and below such averages.

The gross annual rates of returns correspond to net annual rates of return according to the table below:


                                                                  Gross Rate of Return
                                 Policy Year                     0.00%                6.00%               12.00%
Net Rate                            1-10                        -1.670%               4.230%              10.130%
of Return                            11+                        -1.323%               4.598%              10.519%



Current cost of insurance charges are not guaranteed and may be changed.


The illustrations reflect the expense reimbursements in effect for the Lifestyle Trusts, the Equity Index Trust and the Index Trusts. In the absence of such expense reimbursements, the average of the Portfolios' current expenses would have been 0.943% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of -1.682%, 4.218% and 10.117% for Policy Years 1-10 and -1.335%, 4.585% and
10.505% for Policy Years 11 and after. The expense reimbursements are expected to remain in effect during the fiscal year ending December 31, 2000. Were the expense reimbursements to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.


Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's Issue Age, sex and risk class, any additional ratings and the death benefit option, Face Amount, Death

Benefit Schedule (if applicable), and planned premium requested. Illustrations for smokers would show less favorable results than the illustration shown in this prospectus.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include cash surrender values and death benefit figures computed or using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables.

The Policies were first sold to the public on September 11, 1998. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be the same as for the first full year the Policies were offered.

                         Table 1 - Regular Underwriting
                  Hypothetical Gross Investment Return of 0.00%

                                                       Current Charges
--------------------------------------------------------------------------------------------------------------------------
                      Premium      Policy     plus    less     less      plus      Policy             Net Cash       Death
     Pol    Annual      Accum       Value      Net   Admin     Cost    Invest       Value     Surr   Surrender     Benefit
    Year   Premium      at 5%      Beg Yr  Premium    Fees   of Ins   Earning      End Yr   Charge       Value      End Yr
       1    20,000     21,000           0   19,600     144      733      -319      18,404    2,000      16,404     365,000
       2    20,000     43,050      18,404   19,600     144      980      -624      36,256    3,000      33,256     365,000
       3    20,000     66,203      36,256   19,600     144    1,197      -921      53,594    3,000      50,594     365,000
       4    20,000     90,513      53,594   19,600     144    1,286    -1,209      70,555    4,000      66,555     365,000
       5    20,000    116,038      70,555   19,600     144    1,320    -1,492      87,199    5,000      82,199     365,000
       6    20,000    142,840      87,199   19,600     144    1,381    -1,769     103,505    5,000      98,505     365,000
       7    20,000    170,982     103,505   19,600     144    1,431    -2,041     119,489    4,000     115,489     365,000
       8         0    179,531     119,489        0     144    1,598    -1,979     115,768    3,000     112,768     365,000
       9         0    188,508     115,768        0     144    1,792    -1,916     111,916    2,000     109,916     365,000
      10         0    197,933     111,916        0     144    2,034    -1,849     107,889        0     107,889     365,000
      11         0    207,830     107,889        0     144    2,081    -1,411     104,253        0     104,253     365,000
      12         0    218,221     104,253        0     144    2,088    -1,363     100,658        0     100,658     365,000
      13         0    229,132     100,658        0     144    2,040    -1,316      97,158        0      97,158     365,000
      14         0    240,589      97,158        0     144    1,857    -1,271      93,886        0      93,886     365,000
      15         0    252,619      93,886        0     144    1,517    -1,230      90,995        0      90,995     365,000
      16         0    265,249      90,995        0     144    1,678    -1,191      87,982        0      87,982     365,000
      17         0    278,512      87,982        0     144    1,853    -1,150      84,835        0      84,835     365,000
      18         0    292,438      84,835        0     144    2,046    -1,107      81,538        0      81,538     365,000
      19         0    307,059      81,538        0     144    2,244    -1,062      78,088        0      78,088     365,000
      20         0    322,412      78,088        0     144    2,453    -1,014      74,477        0      74,477     365,000
      25         0    411,489      57,434        0     144    4,364      -728      52,198        0      52,198     365,000
      30         0    525,176      25,057        0     144    8,466      -270      16,177        0      16,177     365,000



                                                       Guaranteed Charges
---------------------------------------------------------------------------------------------------------------------------
                      Premium      Policy     plus    less     less      plus      Policy             Net Cash       Death
     Pol    Annual      Accum       Value      Net   Admin     Cost    Invest       Value     Surr   Surrender     Benefit
    Year   Premium      at 5%      Beg Yr  Premium    Fees   of Ins   Earning      End Yr   Charge       Value      End Yr
       1    20,000     21,000           0   19,600     144    1,570      -312      17,574    2,000      15,574     365,000
       2    20,000     43,050      17,574   19,600     144    1,612      -605      34,813    3,000      31,813     365,000
       3    20,000     66,203      34,813   19,600     144    1,652      -892      51,724    3,000      48,724     365,000
       4    20,000     90,513      51,724   19,600     144    1,687    -1,174      68,319    4,000      64,319     365,000
       5    20,000    116,038      68,319   19,600     144    1,723    -1,451      84,601    5,000      79,601     365,000
       6    20,000    142,840      84,601   19,600     144    1,753    -1,723     100,582    5,000      95,582     365,000
       7    20,000    170,982     100,582   19,600     144    1,792    -1,989     116,257    4,000     112,257     365,000
       8         0    179,531     116,257        0     144    1,985    -1,922     112,206    3,000     109,206     365,000
       9         0    188,508     112,206        0     144    2,208    -1,852     108,001    2,000     106,001     365,000
      10         0    197,933     108,001        0     144    2,465    -1,780     103,613        0     103,613     365,000
      11         0    207,830     103,613        0     144    2,745    -1,350      99,374        0      99,374     365,000
      12         0    218,221      99,374        0     144    3,054    -1,292      94,884        0      94,884     365,000
      13         0    229,132      94,884        0     144    3,386    -1,230      90,124        0      90,124     365,000
      14         0    240,589      90,124        0     144    3,751    -1,164      85,065        0      85,065     365,000
      15         0    252,619      85,065        0     144    4,153    -1,095      79,673        0      79,673     365,000
      16         0    265,249      79,673        0     144    4,611    -1,020      73,897        0      73,897     365,000
      17         0    278,512      73,897        0     144    5,135      -940      67,679        0      67,679     365,000
      18         0    292,438      67,679        0     144    5,742      -853      60,940        0      60,940     365,000
      19         0    307,059      60,940        0     144    6,449      -759      53,588        0      53,588     365,000
      20         0    322,412      53,588        0     144    7,264      -656      45,524        0      45,524     365,000
      25         0    411,489       4,018        0     144   13,234        42           0        0           0           0
      30         0    525,176           0        0       0        0         0           0        0           0           0


- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.
- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of manufacturers investment trust.
- The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.
- No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                         Table 2 - Regular Underwriting
                  Hypothetical Gross Investment Return of 6.00%

                                                     Current Charges
---------------------------------------------------------------------------------------------------------------------------
                      Premium      Policy     plus    less     less      plus      Policy             Net Cash       Death
     Pol    Annual      Accum       Value      Net   Admin     Cost    Invest       Value     Surr   Surrender     Benefit
    Year   Premium      at 5%      Beg Yr  Premium    Fees   of Ins   Earning      End Yr   Charge       Value      End Yr
       1    20,000     21,000           0   19,600     144      731       809      19,534    2,000      17,534     365,000
       2    20,000     43,050      19,534   19,600     144      973     1,630      39,647    3,000      36,647     365,000
       3    20,000     66,203      39,647   19,600     144    1,179     2,476      60,400    3,000      57,400     365,000
       4    20,000     90,513      60,400   19,600     144    1,246     3,353      81,963    4,000      77,963     365,000
       5    20,000    116,038      81,963   19,600     144    1,253     4,265     104,431    5,000      99,431     365,000
       6    20,000    142,840     104,431   19,600     144    1,272     5,215     127,830    5,000     122,830     365,000
       7    20,000    170,982     127,830   19,600     144    1,273     6,205     152,218    4,000     148,218     372,935
       8         0    179,531     152,218        0     144    1,370     6,405     157,109    3,000     154,109     373,919
       9         0    188,508     157,109        0     144    1,486     6,609     162,088    2,000     160,088     376,043
      10         0    197,933     162,088        0     144    1,621     6,817     167,140        0     167,140     376,065
      11         0    207,830     167,140        0     144    1,599     7,642     173,039        0     173,039     378,956
      12         0    218,221     173,039        0     144    1,547     7,914     179,262        0     179,262     381,828
      13         0    229,132     179,262        0     144    1,458     8,203     185,863        0     185,863     384,736
      14         0    240,589     185,863        0     144    1,289     8,510     192,940        0     192,940     389,738
      15         0    252,619     192,940        0     144    1,033     8,842     200,605        0     200,605     395,193
      16         0    265,249     200,605        0     144    1,113     9,193     208,541        0     208,541     400,399
      17         0    278,512     208,541        0     144    1,198     9,555     216,754        0     216,754     405,331
      18         0    292,438     216,754        0     144    1,288     9,931     225,253        0     225,253     409,961
      19         0    307,059     225,253        0     144    1,394    10,319     234,034        0     234,034     416,581
      20         0    322,412     234,034        0     144    1,505    10,720     243,105        0     243,105     423,003
      25         0    411,489     282,184        0     144    2,323    12,914     292,631        0     292,631     453,577
      30         0    525,176     336,701        0     144    3,711    15,386     348,232        0     348,232     491,007


                                                      Guaranteed Charges
---------------------------------------------------------------------------------------------------------------------------
                      Premium      Policy     plus    less     less      plus      Policy             Net Cash       Death
     Pol    Annual      Accum       Value      Net   Admin     Cost    Invest       Value     Surr   Surrender     Benefit
    Year   Premium      at 5%      Beg Yr  Premium    Fees   of Ins   Earning      End Yr   Charge       Value      End Yr
       1    20,000     21,000           0   19,600     144    1,568       790      18,678    2,000      16,678     365,000
       2    20,000     43,050      18,678   19,600     144    1,602     1,580      38,112    3,000      35,112     365,000
       3    20,000     66,203      38,112   19,600     144    1,627     2,401      58,342    3,000      55,342     365,000
       4    20,000     90,513      58,342   19,600     144    1,637     3,257      79,418    4,000      75,418     365,000
       5    20,000    116,038      79,418   19,600     144    1,638     4,148     101,384    5,000      96,384     365,000
       6    20,000    142,840     101,384   19,600     144    1,619     5,078     124,299    5,000     119,299     365,000
       7    20,000    170,982     124,299   19,600     144    1,591     6,048     148,212    4,000     144,212     365,000
       8         0    179,531     148,212        0     144    1,700     6,228     152,596    3,000     149,596     365,000
       9         0    188,508     152,596        0     144    1,822     6,410     157,040    2,000     155,040     365,000
      10         0    197,933     157,040        0     144    1,957     6,595     161,534        0     161,534     365,000
      11         0    207,830     161,534        0     144    2,093     7,372     166,668        0     166,668     365,004
      12         0    218,221     166,668        0     144    2,232     7,604     171,896        0     171,896     366,139
      13         0    229,132     171,896        0     144    2,368     7,841     177,226        0     177,226     366,858
      14         0    240,589     177,226        0     144    2,510     8,083     182,655        0     182,655     368,963
      15         0    252,619     182,655        0     144    2,657     8,329     188,183        0     188,183     370,721
      16         0    265,249     188,183        0     144    2,815     8,579     193,803        0     193,803     372,102
      17         0    278,512     193,803        0     144    2,983     8,834     199,509        0     199,509     373,083
      18         0    292,438     199,509        0     144    3,163     9,092     205,294        0     205,294     373,636
      19         0    307,059     205,294        0     144    3,391     9,352     211,111        0     211,111     375,778
      20         0    322,412     211,111        0     144    3,637     9,613     216,944        0     216,944     377,482
      25         0    411,489     240,476        0     144    4,817    10,934     246,449        0     246,449     381,996
      30         0    525,176     269,875        0     144    6,501    12,243     275,474        0     275,474     388,418


- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.
- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of manufacturers investment trust.
- The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.
- No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                         Table 3 - Regular Underwriting
                 Hypothetical Gross Investment Return of 12.00%


                                                      Current Charges
---------------------------------------------------------------------------------------------------------------------------
                      Premium      Policy     plus    less     less      plus      Policy             Net Cash       Death
     Pol    Annual      Accum       Value      Net   Admin     Cost    Invest       Value     Surr   Surrender     Benefit
    Year   Premium      at 5%      Beg Yr  Premium    Fees   of Ins   Earning      End Yr   Charge       Value      End Yr
       1    20,000     21,000           0   19,600     144      730     1,938      20,664    2,000      18,664     365,000
       2    20,000     43,050      20,664   19,600     144      967     4,019      43,172    3,000      40,172     365,000
       3    20,000     66,203      43,172   19,600     144    1,158     6,289      67,759    3,000      64,759     365,000
       4    20,000     90,513      67,759   19,600     144    1,203     8,777      94,789    4,000      90,789     365,000
       5    20,000    116,038      94,789   19,600     144    1,175    11,516     124,586    5,000     119,586     365,000
       6    20,000    142,840     124,586   19,600     144    1,188    14,535     157,389    5,000     152,389     398,194
       7    20,000    170,982     157,389   19,600     144    1,357    17,849     193,337    4,000     189,337     473,675
       8         0    179,531     193,337        0     144    1,479    19,498     211,212    3,000     208,212     502,684
       9         0    188,508     211,212        0     144    1,620    21,302     230,750    2,000     228,750     535,339
      10         0    197,933     230,750        0     144    1,770    23,273     252,109        0     252,109     567,244
      11         0    207,830     252,109        0     144    1,787    26,411     276,589        0     276,589     605,731
      12         0    218,221     276,589        0     144    1,784    28,986     303,647        0     303,647     646,769
      13         0    229,132     303,647        0     144    1,768    31,833     333,568        0     333,568     690,486
      14         0    240,589     333,568        0     144    1,703    34,984     366,705        0     366,705     740,744
      15         0    252,619     366,705        0     144    1,622    38,475     403,414        0     403,414     794,726
      16         0    265,249     403,414        0     144    1,945    42,318     443,643        0     443,643     851,794
      17         0    278,512     443,643        0     144    2,326    46,529     487,702        0     487,702     912,003
      18         0    292,438     487,702        0     144    2,772    51,139     535,925        0     535,925     975,383
      19         0    307,059     535,925        0     144    3,328    56,180     588,633        0     588,633   1,047,768
      20         0    322,412     588,633        0     144    3,969    61,689     646,209        0     646,209   1,124,404
      25         0    411,489     934,690        0     144    8,263    97,852   1,024,135        0   1,024,135   1,587,409
      30         0    525,176   1,468,988        0     144   16,850   153,578   1,605,572        0   1,605,572   2,263,856



                                                      Guaranteed Charges
---------------------------------------------------------------------------------------------------------------------------
                      Premium      Policy     plus    less     less      plus      Policy             Net Cash       Death
     Pol    Annual      Accum       Value      Net   Admin     Cost    Invest       Value     Surr   Surrender     Benefit
    Year   Premium      at 5%      Beg Yr  Premium    Fees   of Ins   Earning      End Yr   Charge       Value      End Yr
       1    20,000     21,000           0   19,600     144    1,565     1,893      19,784    2,000      17,784     365,000
       2    20,000     43,050      19,784   19,600     144    1,591     3,896      41,544    3,000      38,544     365,000
       3    20,000     66,203      41,544   19,600     144    1,600     6,100      65,500    3,000      62,500     365,000
       4    20,000     90,513      65,500   19,600     144    1,582     8,527      91,901    4,000      87,901     365,000
       5    20,000    116,038      91,901   19,600     144    1,540    11,204     121,021    5,000     116,021     365,000
       6    20,000    142,840     121,021   19,600     144    1,505    14,157     153,129    5,000     148,129     387,416
       7    20,000    170,982     153,129   19,600     144    1,892    17,389     188,082    4,000     184,082     460,802
       8         0    179,531     188,082        0     144    2,190    18,926     204,674    3,000     201,674     487,125
       9         0    188,508     204,674        0     144    2,511    20,589     222,608    2,000     220,608     516,450
      10         0    197,933     222,608        0     144    2,856    22,386     241,994        0     241,994     544,487
      11         0    207,830     241,994        0     144    3,262    25,259     263,847        0     263,847     577,826
      12         0    218,221     263,847        0     144    3,720    27,530     287,514        0     287,514     612,405
      13         0    229,132     287,514        0     144    4,209    29,990     313,151        0     313,151     648,222
      14         0    240,589     313,151        0     144    4,785    32,651     340,873        0     340,873     688,563
      15         0    252,619     340,873        0     144    5,417    35,529     370,841        0     370,841     730,556
      16         0    265,249     370,841        0     144    6,124    38,637     403,210        0     403,210     774,164
      17         0    278,512     403,210        0     144    6,911    41,993     438,149        0     438,149     819,338
      18         0    292,438     438,149        0     144    7,794    45,614     475,824        0     475,824     866,000
      19         0    307,059     475,824        0     144    8,887    49,509     516,302        0     516,302     919,017
      20         0    322,412     516,302        0     144   10,096    53,691     559,753        0     559,753     973,970
      25         0    411,489     767,254        0     144   17,965    79,586     828,732        0     828,732   1,284,534
      30         0    525,176   1,116,526        0     144   32,580   115,360   1,199,161        0   1,199,161   1,690,817


- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.
- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of manufacturers investment trust.
- The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.
- No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        Table 4 - Short Form Underwriting
                  Hypothetical Gross Investment Return of 0.00%


                                                      Current Charges
---------------------------------------------------------------------------------------------------------------------------
                      Premium      Policy     plus    less     less      plus      Policy             Net Cash       Death
     Pol    Annual      Accum       Value      Net   Admin     Cost    Invest       Value     Surr   Surrender     Benefit
    Year   Premium      at 5%      Beg Yr  Premium    Fees   of Ins   Earning      End Yr   Charge       Value      End Yr
       1    20,000     21,000           0   19,600     144      840      -318      18,298    2,000      16,298     365,000
       2    20,000     43,050      18,298   19,600     144    1,024      -622      36,108    3,000      33,108     365,000
       3    20,000     66,203      36,108   19,600     144    1,235      -918      53,411    3,000      50,411     365,000
       4    20,000     90,513      53,411   19,600     144    1,454    -1,205      70,208    4,000      66,208     365,000
       5    20,000    116,038      70,208   19,600     144    1,623    -1,484      86,557    5,000      81,557     365,000
       6    20,000    142,840      86,557   19,600     144    1,677    -1,756     102,580    5,000      97,580     365,000
       7    20,000    170,982     102,580   19,600     144    1,685    -2,024     118,327    4,000     114,327     365,000
       8         0    179,531     118,327        0     144    1,840    -1,958     114,385    3,000     111,385     365,000
       9         0    188,508     114,385        0     144    2,030    -1,890     110,321    2,000     108,321     365,000
      10         0    197,933     110,321        0     144    2,247    -1,820     106,110        0     106,110     365,000
      11         0    207,830     106,110        0     144    2,286    -1,386     102,294        0     102,294     365,000
      12         0    218,221     102,294        0     144    2,274    -1,336      98,540        0      98,540     365,000
      13         0    229,132      98,540        0     144    2,220    -1,287      94,889        0      94,889     365,000
      14         0    240,589      94,889        0     144    2,042    -1,240      91,463        0      91,463     365,000
      15         0    252,619      91,463        0     144    1,721    -1,197      88,401        0      88,401     365,000
      16         0    265,249      88,401        0     144    1,870    -1,155      85,232        0      85,232     365,000
      17         0    278,512      85,232        0     144    2,034    -1,112      81,942        0      81,942     365,000
      18         0    292,438      81,942        0     144    2,204    -1,067      78,527        0      78,527     365,000
      19         0    307,059      78,527        0     144    2,369    -1,021      74,993        0      74,993     365,000
      20         0    322,412      74,993        0     144    2,538      -973      71,338        0      71,338     365,000
      25         0    411,489      54,326        0     144    4,409      -686      49,087        0      49,087     365,000
      30         0    525,176      21,877        0     144    8,545      -227      12,961        0      12,961     365,000



                                                      Guaranteed Charges
---------------------------------------------------------------------------------------------------------------------------
                      Premium      Policy     plus    less     less      plus      Policy             Net Cash       Death
     Pol    Annual      Accum       Value      Net   Admin     Cost    Invest       Value     Surr   Surrender     Benefit
    Year   Premium      at 5%      Beg Yr  Premium    Fees   of Ins   Earning      End Yr   Charge       Value      End Yr
       1    20,000     21,000           0   19,600     144    1,570      -312      17,574    2,000      15,574     365,000
       2    20,000     43,050      17,574   19,600     144    1,612      -605      34,813    3,000      31,813     365,000
       3    20,000     66,203      34,813   19,600     144    1,652      -892      51,724    3,000      48,724     365,000
       4    20,000     90,513      51,724   19,600     144    1,687    -1,174      68,319    4,000      64,319     365,000
       5    20,000    116,038      68,319   19,600     144    1,723    -1,451      84,601    5,000      79,601     365,000
       6    20,000    142,840      84,601   19,600     144    1,753    -1,723     100,582    5,000      95,582     365,000
       7    20,000    170,982     100,582   19,600     144    1,792    -1,989     116,257    4,000     112,257     365,000
       8         0    179,531     116,257        0     144    1,985    -1,922     112,206    3,000     109,206     365,000
       9         0    188,508     112,206        0     144    2,208    -1,852     108,001    2,000     106,001     365,000
      10         0    197,933     108,001        0     144    2,465    -1,780     103,613        0     103,613     365,000
      11         0    207,830     103,613        0     144    2,745    -1,350      99,374        0      99,374     365,000
      12         0    218,221      99,374        0     144    3,054    -1,292      94,884        0      94,884     365,000
      13         0    229,132      94,884        0     144    3,386    -1,230      90,124        0      90,124     365,000
      14         0    240,589      90,124        0     144    3,751    -1,164      85,065        0      85,065     365,000
      15         0    252,619      85,065        0     144    4,153    -1,095      79,673        0      79,673     365,000
      16         0    265,249      79,673        0     144    4,611    -1,020      73,897        0      73,897     365,000
      17         0    278,512      73,897        0     144    5,135      -940      67,679        0      67,679     365,000
      18         0    292,438      67,679        0     144    5,742      -853      60,940        0      60,940     365,000
      19         0    307,059      60,940        0     144    6,449      -759      53,588        0      53,588     365,000
      20         0    322,412      53,588        0     144    7,264      -656      45,524        0      45,524     365,000
      25         0    411,489       4,018        0     144   13,234        42           0        0           0           0
      30         0    525,176           0        0       0        0         0           0        0           0           0


- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.
- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of manufacturers investment trust.
- The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.
- No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        Table 5 - Short Form Underwriting
                  Hypothetical Gross Investment Return of 6.00%


                                                      Current Charges
---------------------------------------------------------------------------------------------------------------------------
                      Premium      Policy     plus    less     less      plus      Policy             Net Cash       Death
     Pol    Annual      Accum       Value      Net   Admin     Cost    Invest       Value     Surr   Surrender     Benefit
    Year   Premium      at 5%      Beg Yr  Premium    Fees   of Ins   Earning      End Yr   Charge       Value      End Yr
       1    20,000     21,000           0   19,600     144      839       807      19,424    2,000      17,424     365,000
       2    20,000     43,050      19,424   19,600     144    1,016     1,624      39,488    3,000      36,488     365,000
       3    20,000     66,203      39,488   19,600     144    1,216     2,469      60,197    3,000      57,197     365,000
       4    20,000     90,513      60,197   19,600     144    1,410     3,340      81,583    4,000      77,583     365,000
       5    20,000    116,038      81,583   19,600     144    1,541     4,242     103,740    5,000      98,740     365,000
       6    20,000    142,840     103,740   19,600     144    1,545     5,179     126,830    5,000     121,830     365,000
       7    20,000    170,982     126,830   19,600     144    1,494     6,157     150,949    4,000     146,949     369,824
       8         0    179,531     150,949        0     144    1,573     6,346     155,578    3,000     152,578     370,276
       9         0    188,508     155,578        0     144    1,673     6,540     160,301    2,000     158,301     371,898
      10         0    197,933     160,301        0     144    1,779     6,737     165,115        0     165,115     371,508
      11         0    207,830     165,115        0     144    1,743     7,545     170,773        0     170,773     373,992
      12         0    218,221     170,773        0     144    1,670     7,807     176,766        0     176,766     376,512
      13         0    229,132     176,766        0     144    1,569     8,085     183,138        0     183,138     379,095
      14         0    240,589     183,138        0     144    1,400     8,382     189,976        0     189,976     383,752
      15         0    252,619     189,976        0     144    1,150     8,703     197,385        0     197,385     388,848
      16         0    265,249     197,385        0     144    1,216     9,042     205,067        0     205,067     393,729
      17         0    278,512     205,067        0     144    1,284     9,393     213,032        0     213,032     398,370
      18         0    292,438     213,032        0     144    1,353     9,758     221,293        0     221,293     402,753
      19         0    307,059     221,293        0     144    1,430    10,136     229,855        0     229,855     409,141
      20         0    322,412     229,855        0     144    1,513    10,528     238,726        0     238,726     415,384
      25         0    411,489     277,120        0     144    2,272    12,682     287,386        0     287,386     445,449
      30         0    525,176     330,708        0     144    3,629    15,113     342,048        0     342,048     482,287



                                                     Guaranteed Charges
---------------------------------------------------------------------------------------------------------------------------
                      Premium      Policy     plus    less     less      plus      Policy             Net Cash       Death
     Pol    Annual      Accum       Value      Net   Admin     Cost    Invest       Value     Surr   Surrender     Benefit
    Year   Premium      at 5%      Beg Yr  Premium    Fees   of Ins   Earning      End Yr   Charge       Value      End Yr
       1    20,000     21,000           0   19,600     144    1,568       790      18,678    2,000      16,678     365,000
       2    20,000     43,050      18,678   19,600     144    1,602     1,580      38,112    3,000      35,112     365,000
       3    20,000     66,203      38,112   19,600     144    1,627     2,401      58,342    3,000      55,342     365,000
       4    20,000     90,513      58,342   19,600     144    1,637     3,257      79,418    4,000      75,418     365,000
       5    20,000    116,038      79,418   19,600     144    1,638     4,148     101,384    5,000      96,384     365,000
       6    20,000    142,840     101,384   19,600     144    1,619     5,078     124,299    5,000     119,299     365,000
       7    20,000    170,982     124,299   19,600     144    1,591     6,048     148,212    4,000     144,212     365,000
       8         0    179,531     148,212        0     144    1,700     6,228     152,596    3,000     149,596     365,000
       9         0    188,508     152,596        0     144    1,822     6,410     157,040    2,000     155,040     365,000
      10         0    197,933     157,040        0     144    1,957     6,595     161,534        0     161,534     365,000
      11         0    207,830     161,534        0     144    2,093     7,372     166,668        0     166,668     365,004
      12         0    218,221     166,668        0     144    2,232     7,604     171,896        0     171,896     366,139
      13         0    229,132     171,896        0     144    2,368     7,841     177,226        0     177,226     366,858
      14         0    240,589     177,226        0     144    2,510     8,083     182,655        0     182,655     368,963
      15         0    252,619     182,655        0     144    2,657     8,329     188,183        0     188,183     370,721
      16         0    265,249     188,183        0     144    2,815     8,579     193,803        0     193,803     372,102
      17         0    278,512     193,803        0     144    2,983     8,834     199,509        0     199,509     373,083
      18         0    292,438     199,509        0     144    3,163     9,092     205,294        0     205,294     373,636
      19         0    307,059     205,294        0     144    3,391     9,352     211,111        0     211,111     375,778
      20         0    322,412     211,111        0     144    3,637     9,613     216,944        0     216,944     377,482
      25         0    411,489     240,476        0     144    4,817    10,934     246,449        0     246,449     381,996
      30         0    525,176     269,875        0     144    6,501    12,243     275,474        0     275,474     388,418


- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.
- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of manufacturers investment trust.
- The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.
- No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        Table 6 - Short Form Underwriting
                 Hypothetical Gross Investment Return of 12.00%


                                                      Current Charges
---------------------------------------------------------------------------------------------------------------------------
                      Premium      Policy     plus    less     less      plus      Policy             Net Cash       Death
     Pol    Annual      Accum       Value      Net   Admin     Cost    Invest       Value     Surr   Surrender     Benefit
    Year   Premium      at 5%      Beg Yr  Premium    Fees   of Ins   Earning      End Yr   Charge       Value      End Yr
       1    20,000     21,000           0   19,600     144      837     1,932      20,551    2,000      18,551     365,000
       2    20,000     43,050      20,551   19,600     144    1,010     4,005      43,002    3,000      40,002     365,000
       3    20,000     66,203      43,002   19,600     144    1,194     6,269      67,533    3,000      64,533     365,000
       4    20,000     90,513      67,533   19,600     144    1,362     8,745      94,372    4,000      90,372     365,000
       5    20,000    116,038      94,372   19,600     144    1,445    11,459     123,842    5,000     118,842     365,000
       6    20,000    142,840     123,842   19,600     144    1,440    14,446     156,304    5,000     151,304     395,449
       7    20,000    170,982     156,304   19,600     144    1,613    17,725     191,872    4,000     187,872     470,087
       8         0    179,531     191,872        0     144    1,728    19,337     209,337    3,000     206,337     498,223
       9         0    188,508     209,337        0     144    1,868    21,099     228,424    2,000     226,424     529,944
      10         0    197,933     228,424        0     144    2,003    23,025     249,302        0     249,302     560,929
      11         0    207,830     249,302        0     144    2,018    26,103     273,243        0     273,243     598,403
      12         0    218,221     273,243        0     144    2,004    28,622     299,717        0     299,717     638,396
      13         0    229,132     299,717        0     144    1,979    31,408     329,002        0     329,002     681,034
      14         0    240,589     329,002        0     144    1,905    34,493     361,446        0     361,446     730,122
      15         0    252,619     361,446        0     144    1,799    37,912     397,415        0     397,415     782,908
      16         0    265,249     397,415        0     144    2,117    41,678     436,832        0     436,832     838,718
      17         0    278,512     436,832        0     144    2,483    45,804     480,009        0     480,009     897,616
      18         0    292,438     480,009        0     144    2,909    50,322     527,278        0     527,278     959,645
      19         0    307,059     527,278        0     144    3,412    55,266     578,988        0     578,988   1,030,599
      20         0    322,412     578,988        0     144    4,000    60,673     635,517        0     635,517   1,105,799
      25         0    411,489     919,213        0     144    8,127    96,232   1,007,174        0   1,007,174   1,561,120
      30         0    525,176   1,444,648        0     144   16,570   151,033   1,578,967        0   1,578,967   2,226,343



                                                      Guaranteed Charges
---------------------------------------------------------------------------------------------------------------------------
                      Premium      Policy     plus    less     less      plus      Policy             Net Cash       Death
     Pol    Annual      Accum       Value      Net   Admin     Cost    Invest       Value     Surr   Surrender     Benefit
    Year   Premium      at 5%      Beg Yr  Premium    Fees   of Ins   Earning      End Yr   Charge       Value      End Yr
       1    20,000     21,000           0   19,600     144    1,565     1,893      19,784    2,000      17,784     365,000
       2    20,000     43,050      19,784   19,600     144    1,591     3,896      41,544    3,000      38,544     365,000
       3    20,000     66,203      41,544   19,600     144    1,600     6,100      65,500    3,000      62,500     365,000
       4    20,000     90,513      65,500   19,600     144    1,582     8,527      91,901    4,000      87,901     365,000
       5    20,000    116,038      91,901   19,600     144    1,540    11,204     121,021    5,000     116,021     365,000
       6    20,000    142,840     121,021   19,600     144    1,505    14,157     153,129    5,000     148,129     387,416
       7    20,000    170,982     153,129   19,600     144    1,892    17,389     188,082    4,000     184,082     460,802
       8         0    179,531     188,082        0     144    2,190    18,926     204,674    3,000     201,674     487,125
       9         0    188,508     204,674        0     144    2,511    20,589     222,608    2,000     220,608     516,450
      10         0    197,933     222,608        0     144    2,856    22,386     241,994        0     241,994     544,487
      11         0    207,830     241,994        0     144    3,262    25,259     263,847        0     263,847     577,826
      12         0    218,221     263,847        0     144    3,720    27,530     287,514        0     287,514     612,405
      13         0    229,132     287,514        0     144    4,209    29,990     313,151        0     313,151     648,222
      14         0    240,589     313,151        0     144    4,785    32,651     340,873        0     340,873     688,563
      15         0    252,619     340,873        0     144    5,417    35,529     370,841        0     370,841     730,556
      16         0    265,249     370,841        0     144    6,124    38,637     403,210        0     403,210     774,164
      17         0    278,512     403,210        0     144    6,911    41,993     438,149        0     438,149     819,338
      18         0    292,438     438,149        0     144    7,794    45,614     475,824        0     475,824     866,000
      19         0    307,059     475,824        0     144    8,887    49,509     516,302        0     516,302     919,017
      20         0    322,412     516,302        0     144   10,096    53,691     559,753        0     559,753     973,970
      25         0    411,489     767,254        0     144   17,965    79,586     828,732        0     828,732   1,284,534
      30         0    525,176   1,116,526        0     144   32,580   115,360   1,199,161        0   1,199,161   1,690,817


- The policy value, cash surrender value, and the death benefit will differ if premiums are paid in different amounts or frequencies.
- It is emphasized that the hypothetical investment returns are illustrative only, and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyholder, and the investment return for the portfolios of manufacturers investment trust.
- The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years.
- No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    AUDITED CONSOLIDATED
                                    FINANCIAL STATEMENTS

                                    THE MANUFACTURERS LIFE INSURANCE
                                    COMPANY OF AMERICA

                                    Years ended December 31, 1999, 1998 and 1997

               The Manufacturers Life Insurance Company of America

                              Audited Consolidated
                              Financial Statements


                  Years ended December 31, 1999, 1998 and 1997




                                    CONTENTS

Report of Independent Auditors ..........................................      1

Audited Consolidated Financial Statements

Consolidated Balance Sheets .............................................      2
Consolidated Statements of Income .......................................      3
Consolidated Statements of Changes in Shareholder's Equity ..............      4
Consolidated Statements of Cash Flows ...................................      5
Notes to Consolidated Financial Statements ..............................      6

                         REPORT OF INDEPENDENT AUDITORS



The Board of Directors
The Manufacturers Life Insurance Company of America

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of America at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.



                                           /s/ Ernst & Young, LLP

Philadelphia, Pennsylvania
March 3, 2000

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED BALANCE SHEETS


As at December 31 ($ thousands)
ASSETS                                                                   1999              1998
---------------------------------------------------------------------------------------------------
INVESTMENTS:
Securities available-for-sale, at fair value: (note 3)
   Fixed-maturity (amortized cost: 1999 $73,780; 1998 $45,248)        $    73,081       $    49,254
   Equity (cost: 1999 $0; 1998 $19,219)                                        --            20,524
Short-term investments                                                      6,942               459
Policy loans                                                               26,174            19,320
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                     $   106,197       $    89,557
---------------------------------------------------------------------------------------------------
Cash and cash equivalents                                             $    17,383       $    23,789
Deferred acquisition costs (note 5)                                       201,642           163,506
Due from affiliates                                                         2,851                --
Income taxes recoverable                                                       --             2,665
Deferred income taxes (note 6)                                              1,596                --
Other assets                                                               11,318             9,062
Separate account assets                                                 1,399,527         1,075,231
---------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                          $ 1,740,514       $ 1,363,810
===================================================================================================

LIABILITIES, CAPITAL AND SURPLUS                                         1999              1998
---------------------------------------------------------------------------------------------------
LIABILITIES:
Policyholder liabilities and accruals                                 $    75,688       $    60,830
Due to affiliates                                                              --             5,133
Deferred income taxes (note 6)                                                 --               763
Income taxes payable                                                       11,122                --
Other liabilities                                                          29,006            18,656
Separate account liabilities                                            1,399,527         1,075,231
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     $ 1,515,343       $ 1,160,613
===================================================================================================
CAPITAL AND SURPLUS:
Common shares (note 7)                                                $     4,502       $     4,502
Preferred shares (note 7)                                                  10,500            10,500
Contributed surplus                                                       195,596           193,096
Retained earnings (deficit)                                                19,256            (2,664)
Accumulated other comprehensive loss (note 4)                              (4,683)           (2,237)
---------------------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                                             $   225,171       $   203,197
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                $ 1,740,514       $ 1,363,810
===================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED STATEMENTS OF INCOME


FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                               1999           1998          1997
--------------------------------------------------------------------------------------------------------------
REVENUE:
     Premiums                                                           $ 10,185       $  9,290       $  8,607
     Consideration paid on reinsurance terminated (note 9)                    --        (40,975)            --
     Fee income                                                           77,899         55,322         38,682
     Net investment income (note 3)                                        6,784          6,128          8,275
     Realized investment gains (losses)                                    1,051           (206)           118
     Other                                                                   152            307            544
--------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                           $ 96,071       $ 29,866       $ 56,226
--------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                                   $ 14,820       $ 16,541       $  6,733
     Reduction of reserves on reinsurance terminated (note 9)                 --        (40,975)            --
     Operating costs and expenses                                         41,617         41,676         41,742
     Commissions                                                           2,189          2,561          2,838
     Amortization of deferred acquisition costs (note 5)                   2,718          9,266          4,860
     Interest expense                                                         50          1,722          2,750
     Policyholder dividends                                                  171            221          1,416
--------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                               61,565         31,012         60,339
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) BEFORE INCOME TAXES                                         34,506         (1,146)        (4,113)
--------------------------------------------------------------------------------------------------------------
INCOME TAX (EXPENSE) BENEFIT (NOTE 6)                                    (12,586)           392            477
--------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS)                                                       $ 21,920       $   (754)      $ (3,636)
==============================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS



                                                                                       ACCUMULATED
                                          COMMON AND                    RETAINED          OTHER           TOTAL
FOR THE YEARS ENDED DECEMBER 31           PREFERRED     CONTRIBUTED     EARNINGS      COMPREHENSIVE    CAPITAL AND
($ thousands)                               SHARES        SURPLUS       (DEFICIT)     INCOME (LOSS)      SURPLUS
------------------------------------------------------------------------------------------------------------------
Balance at January 1, 1997                $  15,002      $  98,569      $   1,726       $   1,333       $ 116,630
Comprehensive loss (note 4)                    --             --           (3,636)         (6,225)         (9,861)
-----------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1997                $  15,002      $  98,569      $  (1,910)      $  (4,892)      $ 106,769
Capital contribution (note 7)                  --           94,527           --              --            94,527
Comprehensive income (loss) (note 4)           --             --             (754)          2,655           1,901
-----------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1998                $  15,002      $ 193,096      $  (2,664)      $  (2,237)      $ 203,197
Capital contribution (note 7)                  --            2,500           --              --             2,500
Comprehensive income (loss) (note 4)           --             --           21,920          (2,446)         19,474
-----------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                $  15,002      $ 195,596      $  16,655       $  (4,683)      $ 225,171
=================================================================================================================


The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

CONSOLIDATED STATEMENTS OF CASH FLOWS


FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                        1999            1998            1997
---------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:
Net Income (Loss)                                                                 $  21,920       $    (754)      $  (3,636)
Adjustments to reconcile net income (loss) to net cash provided by (used in)
operating activities:
     Additions (deductions)  to policy liabilities and accruals                       6,563         (36,217)         (2,147)
     Deferred acquisition costs                                                     (39,540)        (43,065)        (33,544)
     Amortization of deferred acquisition costs                                       2,718           9,266           4,860
     Realized (gains) losses on investments                                          (1,051)            206            (118)
     (Increases) decreases  to deferred  income taxes                                (1,592)         (1,796)          2,730
     Income taxes                                                                    13,787           3,014           4,870
     Other                                                                            2,866              53           2,788
---------------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                               $   6,671       $ (69,293)      $ (24,197)
---------------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                                 $   1,193       $  27,852       $  73,772
Fixed-maturity securities purchased                                                 (29,498)         (6,429)        (89,763)
Equity securities sold                                                               20,284           8,555          10,586
Equity securities purchased                                                             (14)         (8,082)        (11,289)
Net change in short-term investments                                                 (6,483)          1,671           4,558
Net policy loans advanced                                                            (6,854)         (4,647)         (4,851)
Guaranteed annuity contracts                                                           --              --           171,691
---------------------------------------------------------------------------------------------------------------------------
Net cash (used in) provided by investing activities                               $ (21,372)      $  18,920       $ 154,704
---------------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Receipts from variable universal life and annuity policies
     credited to policyholder account balances                                    $  11,526       $   7,981       $   7,582
Withdrawals of policyholder account balances on
     variable universal life and annuity policies                                    (3,231)         (5,410)         (3,252)
Bonds payable repaid                                                                   --              --          (158,760)
Issuance of promissory note                                                            --              --            33,000
Capital contribution                                                                   --            51,709            --
---------------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                               $   8,295       $  54,280       $(121,430)
---------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS:
(Decrease) increase during the year                                                  (6,406)          3,907           9,077
Balance, beginning of year                                                           23,789          19,882          10,805
---------------------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                              $  17,383       $  23,789       $  19,882
===========================================================================================================================


The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999
                            (IN THOUSANDS OF DOLLARS)


1.       ORGANIZATION

         The Manufacturers Life Insurance Company of America (hereafter referred to as "ManAmerica" or the "Company") is a direct wholly-owned U.S. subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"), which is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"), which in turn is a wholly-owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial."

         The Company issues and sells variable universal life insurance products in the United States. The Company also has a branch operation in Taiwan to develop and market traditional life insurance products for the Taiwanese market.

         The Company owns 100% of Manulife Holding Corporation ("Holdco"), an investment holding company. Holdco has primarily three wholly-owned subsidiaries, ManEquity Inc., a registered broker/dealer, Manufacturers Advisor Corporation ("MAC"), an investment fund management company, and Manulife Capital Corporation ("MCC"), an investment holding company.

         In October 1997, the Manufacturers Life Mortgage Securities Corporation ("MLMSC"), a subsidiary of Holdco, was absorbed into Holdco, and all of the assets and liabilities of MLMSC were transferred to Holdco at their respective book values. MLMSC had historically invested amounts received as repayments of mortgage loans in annuities issued by ManUSA. These annuities were collateral for the 8 1/4 % mortgage-backed bonds payable outstanding as at December 31, 1996. On March 1, 1997 the annuities matured and the proceeds were used to repay the bonds payable.

2.       SIGNIFICANT ACCOUNTING POLICIES

      a) BASIS OF PRESENTATION

         The accompanying consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted ("GAAP") in the United States and include the accounts and operations, after intercompany eliminations, of the Company and its wholly-owned subsidiary, Holdco.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

         Certain reclassifications have been made to 1998 and 1997 financial information to conform to the 1999 presentation.

      b) RECENT ACCOUNTING STANDARDS

       i)In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133). SFAS No. 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS No. 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999, the FASB issued Statement 137, which delayed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. The Company is evaluating the accounting implications of SFAS No. 133 and has not determined its impact on the Company's results of operations or its financial condition.

      ii)In December 1997, the American Institute of Certified Public Accountant's Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance on the recognition and measurement of liabilities for various assessments related to insurance activities, including those by state guaranty funds. The Company adopted SOP 97-3 during 1999. Prior to the adoption of SOP 97-3, the Company expensed and recognized liabilities for such assessments on a "pay-as-you-go" basis. The effect of adopting SOP 97-3 did not have a material impact on the results of operations and financial condition of the Company for the year ended December 31, 1999.

     iii)In March 1998, AcSEC issued SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 requires the capitalization of certain costs incurred in connection with developing or obtaining internal-use software. The Company adopted SOP 98-1 during 1999. Prior to the adoption of SOP 98-1, the Company expensed internal-use software-related costs as incurred. The effect of adopting SOP 98-1 did not have a material impact on the results of operations and financial condition of the Company for the year ended December 31, 1999.

     c)  INVESTMENTS

         The Company classifies all of its fixed maturity and equity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific identification method. Changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes and deferred acquisition costs. Discounts and premiums on investments are amortized using the effective interest method.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

         Short-term investments include investments with maturities of less than one year at the date of acquisition.

     d)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     e)  DEFERRED ACQUISITION COSTS (DAC)

         Commissions and other expenses which vary with and are primarily related to the production of new business are deferred to the extent recoverable and included as an asset. DAC associated with variable annuity and variable universal life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional life insurance policies is charged to expense over the premium paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits assuming the unrealized gains or losses on securities had been realized at year-end. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.

     f)  POLICYHOLDER LIABILITIES

         For variable annuity and variable universal life contracts, reserves equal the policyholder account value. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges and administrative expenses charged to the policyholders.

         Policyholder liabilities for traditional life insurance policies sold in Taiwan are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expense and interest rate yields that were established in the year of issue.

     g)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for variable annuity and variable universal life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

     h)  REVENUE RECOGNITION

         Fee income from variable annuity and variable universal life insurance policies consists of policy charges for the cost of insurance, expenses and surrender charges that have been assessed against the policy account balances. Policy charges that are designed to compensate the Company for future services are deferred and recognized in income over the period benefited, using the same assumptions used to amortize DAC. Premiums on long-duration life insurance contracts are recognized as revenue when due. Investment income is recorded when due.

     i)  EXPENSES

         Expenses for variable annuity and variable universal life insurance policies include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances.

     j)  REINSURANCE

         The Company is routinely involved in reinsurance transactions in order to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, coinsurance and modified coinsurance. Reinsurance premiums, policy charges for cost of insurance and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees and claims are reported net of reinsured amounts. Amounts paid with respect to ceded reinsurance contracts are reported as reinsurance receivables in other assets.

     k)  FOREIGN EXCHANGE

         The Company's Taiwanese branch balance sheet and statement of income are translated at the current exchange and average exchange rates for the year respectively. The resultant translation adjustments are included in accumulated other comprehensive income.

     l)  INCOME TAX

         Income taxes have been provided for in accordance with SFAS No. 109 "Accounting for Income Taxes." The Company joins ManUSA, Manulife Reinsurance Corporation ("MRC") and Manulife Reinsurance Limited ("MRL") in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax sharing agreement, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. Income taxes recoverable represents amounts due from ManUSA in connection with the consolidated return.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED-MATURITY AND EQUITY SECURITIES

         At December 31, 1999 and 1998, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                       GROSS               GROSS
                                              AMORTIZED COST        UNREALIZED           UNREALIZED            FAIR VALUE
         AS AT DECEMBER 31,                                            GAINS               LOSSES
         ($ thousands)                        1999      1998       1999      1998      1999       1998       1999      1998
         -------------------------------------------------------------------------------------------------------------------
         FIXED-MATURITY SECURITIES:
         U.S. government                     $50,714   $27,349   $  --     $ 2,578   $  (936)   $  --      $49,778   $29,927
         Foreign governments                  13,218     9,353       385       709      --         --       13,603    10,062
         Corporate                             9,848     8,546        39       719      (187)      --        9,700     9,265
         -------------------------------------------------------------------------------------------------------------------

         Total fixed-maturity securities     $73,780   $45,248   $   424   $ 4,006   $(1,123)   $  --      $73,081   $49,254
         ===================================================================================================================

         Equity securities                   $  --     $19,219   $  --     $ 3,217   $  --      $(1,912)   $  --     $20,524
         ===================================================================================================================

         There were no sales of fixed-maturity securities during 1999. Proceeds from sales of fixed-maturity securities were $26,105 and $70,914 for 1998 and 1997, respectively. Gross realized gains and gross realized losses on those sales were $362 and $107 for 1998 and, $955 and $837 for 1997, respectively.

         Proceeds from sales of equity securities during 1999 were $20,284 (1998 $8,555; 1997 $10,586). Gross gains of $1,051 and gross losses of $0 were realized on those sales (1998 $16 and $477; 1997 $0 and $0, respectively).

         The contractual maturities of fixed maturity securities at December 31, 1999 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.


         ($ thousands)                            AMORTIZED COST     FAIR VALUE
         -----------------------------------------------------------------------
         Fixed maturity securities
              One year or less                        $ 1,743         $ 1,772
              Greater than 1; up to 5 years            27,321          27,185
              Greater than 5; up to 10 years           29,468          28,549
              Due after 10 years                       15,248          15,575
         -----------------------------------------------------------------------
         TOTAL FIXED MATURITY SECURITIES              $73,780         $73,081
         -----------------------------------------------------------------------

     b)  INVESTMENT INCOME

         Income by type of investment was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                             1999         1998      1997
         ---------------------------------------------------------------------
         Fixed maturity securities              $ 3,686      $ 4,078   $ 4,545
         Equity securities                            -          227       331
         Guaranteed annuity contracts                 -            -     2,796
         Other investments                        3,371        2,082       772
         ---------------------------------------------------------------------
         Gross investment income                  7,057        6,387     8,444
         ---------------------------------------------------------------------
         Investment expenses                        273          259       169
         ---------------------------------------------------------------------
         NET INVESTMENT INCOME                  $ 6,784      $ 6,128   $ 8,275
         =====================================================================

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                                              1999        1998        1997
         -------------------------------------------------------------------------------------------------------
         NET INCOME (LOSS)                                                       $19,319     $  (754)    $(3,636)
         -------------------------------------------------------------------------------------------------------
         OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
         Unrealized holding gains (losses) arising during the period              (3,965)      2,435      (1,030)
         Reclassification adjustment for realized gains and losses included in
             net income (loss)                                                       683         134          77
         Foreign currency translation                                                836          86      (5,272)
         -------------------------------------------------------------------------------------------------------
         Other comprehensive income (loss)                                        (2,446)      2,655      (6,225)
         -------------------------------------------------------------------------------------------------------
         COMPREHENSIVE INCOME (LOSS)                                             $19,474     $ 1,901     $(9,861)
         -------------------------------------------------------------------------------------------------------

         Other comprehensive income (loss) is reported net of taxes recoverable (payable) of $1,767, ($1,430), and $513 for 1999, 1998, and 1997,
         respectively.

         Accumulated other comprehensive income is comprised of the following:

         AS AT DECEMBER 31
         ($ thousands)                                         1999        1998
         ----------------------------------------------------------------------
         UNREALIZED GAINS (LOSSES):
              Beginning balance                             $ 2,949     $   380
              Current period change                          (3,282)      2,569
         ----------------------------------------------------------------------
              Ending balance                                $  (333)    $ 2,949
         ----------------------------------------------------------------------
         FOREIGN CURRENCY:
              Beginning balance                             $(5,186)    $(5,272)
              Current period change                             836          86
         ----------------------------------------------------------------------
              Ending balance                                $(4,350)    $(5,186)
         ----------------------------------------------------------------------
         ACCUMULATED OTHER COMPREHENSIVE LOSS               $(4,683)    $(2,237)
         ----------------------------------------------------------------------

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                          1999        1998        1997
         -----------------------------------------------------------------------------------
         Balance at January 1,                              $163,506    $130,355    $102,610
         Capitalization                                       39,540      43,065      33,544
         Accretion of interest                                14,407      11,417       9,357
         Amortization                                        (17,125)    (20,683)    (14,217)
         Effect of net unrealized gains (losses)
              on securities available for sale                 1,039        (784)      1,268
         Foreign currency                                        275         136      (2,207)
         -----------------------------------------------------------------------------------
         BALANCE AT DECEMBER 31                             $201,642    $163,506    $130,355
         ===================================================================================


6.       INCOME TAXES

         Components of income tax (expense) benefit were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                           1999       1998        1997
         -----------------------------------------------------------------------------------
         Current (expense) benefit                           $(13,178)   $(1,404)    $ 3,207
         Deferred (expense) benefit                               592      1,796      (2,730)
         -----------------------------------------------------------------------------------
         TOTAL (EXPENSE) BENEFIT                             $(12,586)   $   392     $   477
         ===================================================================================

         Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

         The Company's deferred income tax asset (liability), which results from tax effecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:

         AS AT DECEMBER 31
         ($ thousands)                                                    1999          1998
         -----------------------------------------------------------------------------------
         DEFERRED TAX ASSETS:
              Differences in computing policy reserves                $ 47,884      $ 38,888
              Investments                                                  246           708
              Other deferred tax assets                                  2,768           333
         -----------------------------------------------------------------------------------
         Deferred tax assets                                          $ 50,898      $ 39,929
         -----------------------------------------------------------------------------------
         DEFERRED TAX LIABILITIES:
              Deferred acquisition costs                              $ 49,103      $ 38,778
              Investments                                                  136         1,859
              Policyholder dividends payable                                63            55
         -----------------------------------------------------------------------------------
         Deferred tax liabilities                                     $ 49,382      $ 40,692
         -----------------------------------------------------------------------------------
         NET DEFERRED TAX ASSETS (LIABILITIES)                        $  1,596      $   (763)
         ===================================================================================

         At December 31, 1999, the consolidated group has utilized all available operating loss carryforwards and net capital loss carryforwards. The losses of the Company, MRC and ManUSA may be used to offset the ordinary and capital gain income of MRL. However, losses of MRL may not be used to offset the income of the other members of the consolidated group.

7.       CAPITAL AND SURPLUS

         The Company has two classes of capital stock, as follows:

          AS AT DECEMBER 31:
          ($ thousands, except per share amounts)                    1999         1998
          ----------------------------------------------------------------------------
          AUTHORIZED:
              5,000,000 Common shares, Par value $1
              5,000,000 Preferred shares, Par value $100
          ISSUED AND OUTSTANDING:
              4,501,861 Common shares                             $ 4,502      $ 4,502
                 105,000 Preferred shares                          10,500       10,500
          ----------------------------------------------------------------------------
          TOTAL                                                   $15,002      $15,002
          ----------------------------------------------------------------------------

         On January 29, 1999 and in exchange for one common share, ManUSA contributed $1,722 which represented a receivable from a subsidiary to the Company. On April 15, 1999, ManUSA contributed an additional amount receivable of $778 from a subsidiary to the Company, which was recorded as a capital contribution.

         In 1998, the outstanding promissory note in the amount of $33,000 plus interest at 6.95% issued on December 5, 1997 payable to ManUSA was discharged and the amount due of $34,318 ($33,000 plus interest of $1,318) was recorded as a capital contribution.

         On December 31, 1998, the Company issued one common share to ManUSA in exchange for a capital contribution of $60,209. Included in this capital contribution was the discharge of the surplus debenture in the amount of $8,500 issued on December 31, 1995 to ManUSA.

         The Company is subject to statutory limitations on the payment of dividends to its Parent. Under Michigan Insurance Law, the payment of dividends to shareholders is restricted to the surplus earnings of the Company, unless prior approval is obtained from the Michigan Insurance Bureau.

         The aggregate statutory capital and surplus of the Company at December 31, 1999 was $137,039 (1998 $121,799). The aggregate statutory net income (loss) of the Company for the year ended 1999 was $5,770 (1998 $(23,491); 1997 $(2,550)). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from accounting principles generally accepted in the United States followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances and reserve calculation assumptions.

8.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of certain of the Company's financial instruments at December 31, 1999 were as follows:

                                                           CARRYING       ESTIMATED
         ($ thousands)                                       VALUE        FAIR VALUE
         ---------------------------------------------------------------------------
         ASSETS:
             Fixed-maturity securities                     $ 73,081       $  73,081
             Short-term investments                           6,942           6,942
             Policy loans                                    26,174          26,174
             Cash and cash equivalents                       17,383          17,383
         ---------------------------------------------------------------------------

         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED-MATURITY SECURITIES: Fair values of fixed maturity securities were based on quoted market prices, where available. Fair values were estimated using values obtained from independent pricing services.

         SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: Carrying values approximate fair values.

         POLICY LOANS: Carrying values approximate fair values.

9.       RELATED PARTY TRANSACTIONS

         The Company has formal service agreements with MLI and ManUSA which can be terminated by any party upon two months' notice. Under the agreements, the Company will pay direct operating expenses incurred each year by MLI and ManUSA on its behalf. Services provided under the agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under these agreements were $28,214, $34,070 and $32,733 in 1999, 1998 and 1997 respectively. At December 31, 1999 and 1998, the Company had a net receivable from MLI and ManUSA for these services of $2,552 and $2,617, respectively. In addition, there were $10,489, $12,817 and $11,249 of agents bonuses allocated to the Company during 1999, 1998 and 1997, respectively, which are included in deferred acquisition costs.

         The Company shares office facilities and personnel with its affiliates. Such shared costs and expenses are allocated to the Company and its subsidiaries based on time and usage studies; such allocations would vary depending on the assumptions underlying those studies.

         The Company has several reinsurance agreements with affiliated companies which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

         (a) The Company cedes the risk in excess of $25 per life on its variable and single premium variable life products to MRC under the terms of an automatic reinsurance agreement. Under the same treaty the Company cedes a substantial portion of its risk on its flexible premium variable life and variable universal life policies via stop loss reinsurance.

         (b) The Company cedes the excess of a $10 million retention limit up to the consolidated group retention limit of $15 million on survivorship cases via yearly-renewable-term (YRT) reinsurance. Effective February 28, 1999, the Company recaptured the excess of the $10 million retention limit up to the consolidated group retention limit of $15 million on survivorship cases, effectively retaining the full $15 million.

         (c) The Company cedes the risk in excess of NTD$2,500 per life on its Taiwan individual and group life business to MRL under the terms of a YRT reinsurance agreement. The Company also cedes a small portion of the Taiwan accident and health business under the same treaty.

         (d) On December 31, 1998, the coinsurance treaties under which the Company had assumed two blocks of insurance from ManUSA were terminated. The Company's risk under these treaties was limited to $100 of initial face amount per claim plus a pro-rata share of any increase in face amount. Upon the termination of the treaties, the Company paid consideration in the amount of approximately $41.0 million to ManUSA and policyholder reserves totaling $41.0 million were recaptured by ManUSA. No gain or loss resulted from the termination of these treaties.

         Selected amounts relating to the above treaties reflected in the financial statements are as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                               1999       1998        1997
         -----------------------------------------------------------------------
         Life and annuity premiums assumed         $    -     $   48     $   509
         Life and annuity premiums ceded               84         76          69
         Policy reserves assumed                        -          -      40,975
         Policy reserves ceded                         84        145         130
         -----------------------------------------------------------------------

         Reinsurance recoveries on ceded reinsurance contracts to affiliates were $0, $0 and $3,972 during 1999, 1998 and 1997 respectively.

         The Company and MLI have entered into an agreement whereby MLI provides a claims paying guarantee to the Company's U.S. policyholders. This claims paying guarantee does not apply to the Company's separate account contract holders


10.      REINSURANCE

         In the normal course of business, the Company cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         The effects of reinsurance on premiums were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                              1999       1998       1997
         ---------------------------------------------------------------------
         Direct premiums                         $10,699     $9,723     $8,607
         Reinsurance ceded                           430        405        440
         ---------------------------------------------------------------------
         TOTAL PREMIUMS                          $10,269     $9,318     $8,167
         ---------------------------------------------------------------------

         Reinsurance recoveries on ceded reinsurance contracts with unrelated insurance companies were $1,707, $1,362 and $909 during 1999, 1998 and 1997 respectively.


11.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

                                              Audited Financial Statements

                                            The Manufacturers Life Insurance
                                                   Company of America
                                                  Separate Account Four

                                         Years ended December 31, 1999 and 1998
                                           with Report of Independent Auditors

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

                          Audited Financial Statements

                     Years ended December 31, 1999 and 1998






                                    CONTENTS


Report of Independent Auditors..............................................   1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity.............................   2
Statements of Operations and Changes in Contract Owners' Equity.............   3
Notes to Financial Statements...............................................  19

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of America Separate Account Four

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of America Separate Account Four as of December 31, 1999 and the related statements of operations and changes in contract owners' equity for each of the years presented therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of America Separate Account Four at December 31, 1999, and the results of its operations and the changes in its contract owners' equity for each of the years presented therein, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young

Philadelphia, Pennsylvania
February 4, 2000

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

                 Statement of Assets and Contract Owners' Equity

                                December 31, 1999

ASSETS
Investments at market value:
   Sub-Accounts:
     Emerging Small Company Trust - 2,052,231 shares (cost $45,718,578)             $ 83,607,893
     Quantitative Equity Trust - 1,625,300 shares (cost $34,096,421)                  45,768,457
     Real Estate Securities Trust - 1,088,666 shares (cost $17,699,791)               14,032,899
     Balanced Trust - 2,970,199 shares (cost $50,945,983)                             52,928,961
     Money Market Trust - 2,781,197 shares (cost $27,811,969)                         27,811,969
     International Stock Trust - 1,072,678 shares (cost $14,220,959)                  16,551,423
     Pacific Rim Emerging Markets Trust - 502,107 shares (cost $4,422,642)             5,462,921
     Equity Index Trust - 2,079,653 shares (cost $32,381,212)                         37,704,112
     Mid-Cap Blend Trust - 417,448 shares (cost $8,122,149)                            9,142,129
     Equity Income Trust - 571,988 shares (cost $9,981,797)                            9,752,393
     Growth and Income Trust - 898,185 shares (cost $24,669,858)                      29,343,696
     U.S. Government Securities Trust - 191,208 shares (cost $2,555,178)               2,531,572
     Diversified Bond Trust - 126,496 shares (cost $1,415,552)                         1,368,687
     Income and Value Trust - 266,642 shares (cost $3,422,205)                         3,442,353
     Large Cap Growth Trust - 346,203 shares (cost $5,101,249)                         5,965,084
     Blue Chip Growth Trust - 1,537,674 shares (cost $28,169,476)                     33,275,270
     Science & Technology Trust - 978,513 shares (cost $22,884,782)                   35,392,816
     Aggressive Growth Trust - 63,560 shares (cost $817,792)                           1,102,140
     Mid Cap Growth Trust - 223,935 shares (cost $4,228,210)                           5,573,744
     Global Equity Trust - 168,902 shares (cost $3,156,947)                            3,173,669
     Growth Trust - 288,982 shares (cost $6,452,326)                                   7,767,857
     Value Trust - 251,131 shares (cost $3,598,916)                                    3,322,459
     Overseas Trust - 35,061 shares (cost $439,526)                                      558,175
     High Yield Trust - 269,257 shares (cost $3,598,259)                               3,457,255
     Strategic Bond Trust - 114,787 shares (cost $1,309,669)                           1,278,721
     Global Bond Trust - 27,861 shares (cost $328,077)                                   323,189
     Investment Quality Bond Trust - 1,655,343 shares (cost $19,465,024)              19,201,985
     Lifestyle Aggressive 1000 Trust - 55,428 shares (cost $711,215)                     805,917
     Lifestyle Growth 820 Trust - 127,688 shares (cost $1,730,140)                     1,938,299
     Lifestyle Balanced 640 Trust - 109,928 shares (cost $1,473,080)                   1,565,366
     Lifestyle Moderate 460 Trust - 25,557 shares (cost $357,460)                        361,126
     Lifestyle Conservative 280 Trust - 37,435 shares (cost $484,291)                    492,268
     International Small Cap Trust - 70,542 shares (cost $1,356,595)                   1,986,465
     Small Company Value Trust - 91,842 shares (cost $1,025,367)                       1,126,903
     U.S. Large Cap Value Trust - 111,059 shares (cost $1,377,308)                     1,426,011
     Mid Cap Stock Trust - 14,353 shares (cost $182,399)                                 180,847
     Small Company Blend Trust - 14,977 shares (cost $196,876)                           236,041
     International Value Trust - 38,077 shares (cost $454,493)                           494,241
     Total Return Trust - 24,261 shares (cost $299,740)                                  300,108
                                                                                    ------------
Total assets                                                                        $470,755,421
                                                                                    ============
CONTRACT OWNERS' EQUITY
Variable life contracts                                                             $470,755,421
                                                                                    ============


See accompanying notes.

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

         Statements of Operations and Changes in Contract Owners' Equity



                                                                                     SUB-ACCOUNT
                                                           EMERGING SMALL COMPANY                       QUANTITATIVE EQUITY
                                                    YEAR ENDED            YEAR ENDED            YEAR ENDED               YEAR ENDED
                                                    DEC. 31/99            DEC. 31/98            DEC. 31/99               DEC. 31/98
Income:
   Dividends                                      $    803,802           $    879,733           $  3,879,881           $  4,420,030
Expenses:
   Mortality and expense risks, and
     administrative charges                            379,062                374,898                274,779                238,491

Net investment income (loss) during the
   year                                                424,740                504,835              3,605,102              4,181,539
Net realized gain (loss) during the year
                                                     4,060,457              1,613,232              4,912,245              1,715,267
Unrealized appreciation (depreciation)
   during the year                                  31,619,181             (2,477,479)               (30,408)             2,626,256
                                                  ---------------------------------------------------------------------------------
Net increase (decrease) in assets from
   operations                                       36,104,378               (359,412)             8,486,939              8,523,062
                                                  ---------------------------------------------------------------------------------
Change from principal transactions:
     Transfer of net premiums                        7,671,430             10,095,423              3,232,515              3,887,475
     Transfer on terminations                       (5,786,669)            (7,645,380)            (4,266,534)            (3,507,300)
     Transfer on policy loans                         (593,870)              (281,289)              (385,967)              (227,928)
     Net interfund transfers                       (12,504,266)            (5,175,422)            (1,996,057)            (2,590,590)
                                                  ---------------------------------------------------------------------------------
Net increase (decrease) in assets from
   principle transactions                          (11,213,375)            (3,006,668)            (3,416,043)            (2,438,343)
                                                  ---------------------------------------------------------------------------------
Total increase (decrease) in assets                 24,891,003             (3,366,080)             5,070,896              6,084,719

Assets beginning of year                            58,716,890             62,082,970             40,697,561             34,612,842
                                                  ---------------------------------------------------------------------------------
Assets end of year                                $ 83,607,893           $ 58,716,890           $ 45,768,457           $ 40,697,561
                                                  =================================================================================



See accompanying notes.

                                                          SUB-ACCOUNT
            REAL ESTATE SECURITIES                     BALANCED                                         CAPITAL GROWTH BOND
        YEAR ENDED           YEAR ENDED            YEAR ENDED             YEAR ENDED            YEAR ENDED               YEAR ENDED
        DEC. 31/99           DEC. 31/98            DEC. 31/99              DEC. 31/98           DEC. 31/99               DEC. 31/98

     $    891,478          $  2,921,055           $  3,948,555           $  6,701,569           $  1,127,241           $    789,202


          108,666               142,970                372,889                353,472                 33,753                 95,779
     ------------------------------------------------------------------------------------------------------------------------------
          782,812             2,778,085              3,575,666              6,348,097              1,093,488                693,423

         (225,546)              515,184              1,671,479                784,905                (44,948)                74,442

       (2,009,468)           (7,390,867)            (6,565,173)              (322,095)            (1,237,887)               268,561
     ------------------------------------------------------------------------------------------------------------------------------
       (1,452,202)           (4,097,598)            (1,318,028)             6,810,907               (189,347)             1,036,426
     ------------------------------------------------------------------------------------------------------------------------------
        2,273,286             3,172,812              7,828,360              7,779,255                923,685              2,121,220
       (2,001,726)           (2,063,583)            (5,350,233)            (5,263,498)              (419,351)            (1,358,276)
          (97,819)             (158,565)              (437,651)              (166,218)               (41,697)               (52,477)
       (3,836,514)           (2,267,624)            (6,044,490)              (516,113)           (15,989,477)               266,572
     ------------------------------------------------------------------------------------------------------------------------------
       (3,662,773)           (1,316,960)            (4,004,014)             1,833,426            (15,526,840)               977,039
     ------------------------------------------------------------------------------------------------------------------------------
       (5,114,975)           (5,414,558)            (5,322,042)             8,644,333            (15,716,187)             2,013,465

       19,147,874            24,562,432             58,251,003             49,606,670             15,716,187             13,702,722
     ------------------------------------------------------------------------------------------------------------------------------
     $ 14,032,899          $ 19,147,874           $ 52,928,961           $ 58,251,003           $         --           $ 15,716,187
     ==============================================================================================================================

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                                     SUB-ACCOUNT

                                                               MONEY MARKET                              INTERNATIONAL STOCK
                                                     YEAR ENDED           YEAR ENDED             YEAR ENDED              YEAR ENDED
                                                     DEC. 31/99           DEC. 31/98             DEC. 31/99              DEC. 31/98
Income:
Dividends                                         $    961,677           $    618,267           $  1,366,973           $    162,650
Expenses:
   Mortality and expense risks, and
     administrative charges                            138,259                 81,828                 79,622                 58,840
                                                  ---------------------------------------------------------------------------------
Net investment income (loss) during the
   year                                                823,418                536,439              1,287,351                103,810
Net realized gain (loss) during the year
                                                            --                     --                647,233                330,639
Unrealized appreciation (depreciation)
   during the year                                          --                     --              1,684,577                698,766
                                                  ---------------------------------------------------------------------------------
Net increase (decrease) in assets from
   operations                                          823,418                536,439              3,619,161              1,133,215
                                                  ---------------------------------------------------------------------------------
Changes from principal transactions:
     Transfer of net premiums                        7,082,683              9,080,518              4,383,338              4,424,007
     Transfer on terminations                       (3,222,729)            (1,630,779)              (745,024)              (873,572)
     Transfer on policy loans                         (836,807)              (241,862)               (71,835)               (33,326)
     Net interfund transfers                         6,291,758              3,412,497             (1,436,262)              (559,362)
                                                  ---------------------------------------------------------------------------------
Net increase (decrease) in assets from
   principal transactions                            9,314,905             10,620,374              2,130,217              2,957,747
                                                  ---------------------------------------------------------------------------------
Total increase (decrease) in assets                 10,138,323             11,156,813              5,749,378              4,090,962

Assets beginning of year                            17,673,646              6,516,833             10,802,045              6,711,083
                                                  ---------------------------------------------------------------------------------
Assets end of year                                $ 27,811,969           $ 17,673,646           $ 16,551,423           $ 10,802,045
                                                  =================================================================================



See accompanying notes.

                                                               SUB-ACCOUNT

                 PACIFIC RIM EMERGING
                      MARKETS                                  EQUITY INDEX                               MID-CAP BLEND
          YEAR ENDED            YEAR ENDED            YEAR ENDED          YEAR ENDED            YEAR ENDED              YEAR ENDED
          DEC. 31/99            DEC. 31/98            DEC. 31/99          DEC. 31/98            DEC. 31/99              DEC. 31/98

       $     91,583           $         --           $    909,767        $    558,787           $    945,696           $  1,580,782


             21,588                 14,226                186,998              75,611                 51,669                 49,176
       ----------------------------------------------------------------------------------------------------------------------------
             69,995                (14,226)               722,769             483,176                894,027              1,531,606

           (303,549)              (366,914)             1,279,721             494,230                (60,193)              (354,193)

          1,953,611                242,269              3,317,397           1,991,508              1,138,871               (411,003)
       ----------------------------------------------------------------------------------------------------------------------------
          1,720,057               (138,871)             5,319,887           2,968,914              1,972,705                766,410
       ----------------------------------------------------------------------------------------------------------------------------
            569,478                602,999             11,677,308           5,759,699              1,546,812              1,882,059
           (362,876)              (205,435)            (1,432,735)         (1,427,792)              (667,965)              (659,930)
              3,238                (41,088)               (55,679)           (167,037)               (87,722)               (57,084)
          1,230,820               (258,865)             4,026,837           4,120,011               (919,573)            (2,647,372)
       ----------------------------------------------------------------------------------------------------------------------------
          1,440,660                 97,611             14,215,731           8,284,881               (128,448)            (1,482,327)
       ----------------------------------------------------------------------------------------------------------------------------
          3,160,717                (41,260)            19,535,618          11,253,795              1,844,257               (715,917)

          2,302,204              2,343,464             18,168,494           6,914,699              7,297,872              8,013,789
       ----------------------------------------------------------------------------------------------------------------------------
       $  5,462,921           $  2,302,204           $ 37,704,112        $ 18,168,494           $  9,142,129           $  7,297,872
       ============================================================================================================================

                  The Manufacturers Life Insurance Company of America
                              Separate Account Four

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                                     SUB-ACCOUNT
                                                              EQUITY INCOME                             GROWTH AND INCOME
                                                   YEAR ENDED              YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                   DEC. 31/99              DEC. 31/98            DEC. 31/99            DEC. 31/98
Income:
   Dividends                                      $    781,192           $    439,236           $    683,192           $    687,431
Expenses:
   Mortality and expense risks, and
     administrative charges                             64,646                 54,912                148,390                 80,279
                                                  ---------------------------------------------------------------------------------
Net investment income (loss) during the
   year                                                716,546                384,324                534,802                607,152
Net realized gain (loss) during the year
                                                       345,133                293,379              1,008,826                560,486
Unrealized appreciation (depreciation)
   during the year                                    (675,079)              (214,094)             2,180,310              1,566,533
                                                  ---------------------------------------------------------------------------------
Net increase (decrease) in assets from
   operations                                          386,600                463,609              3,723,938              2,734,171
                                                  ---------------------------------------------------------------------------------
Changes from principal transactions:
     Transfer of net premiums                        3,340,138              3,319,426              5,660,404              3,712,205
     Transfer on terminations                         (883,815)              (837,249)            (1,211,402)            (1,272,523)
     Transfer on policy loans                          (74,633)                (5,179)              (206,558)               (68,077)
     Net interfund transfers                        (2,322,477)               764,417              5,001,996              3,032,604
                                                  ---------------------------------------------------------------------------------
Net increase (decrease) in assets from
   principal transactions                               59,213              3,241,415              9,244,440              5,404,209
                                                  ---------------------------------------------------------------------------------
Total increase (decrease) in assets                    445,813              3,705,024             12,968,378              8,138,380

Assets beginning of year                             9,306,580              5,601,556             16,375,318              8,236,938
                                                  ---------------------------------------------------------------------------------
Assets end of year                                $  9,752,393           $  9,306,580           $ 29,343,696           $ 16,375,318
                                                  =================================================================================



See accompanying notes.

                                                                SUB-ACCOUNT

            U.S. GOVERNMENT SECURITIES                     DIVERSIFIED BOND                            INCOME AND VALUE

        YEAR ENDED           YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
        DEC. 31/99           DEC. 31/98            DEC. 31/99            DEC. 31/98            DEC. 31/99            DEC. 31/98

      $   125,143           $    34,788           $   102,127           $    61,639           $   344,990           $   276,382

           19,463                10,351                 6,973                 4,793                20,857                15,938
      -------------------------------------------------------------------------------------------------------------------------
          105,680                24,437                95,154                56,846               324,133               260,444

          (43,062)               20,033               (11,663)               (9,736)               (3,448)               40,580

          (86,051)               52,458               (79,430)               15,327               (88,733)               13,891
       ------------------------------------------------------------------------------------------------------------------------
          (23,433)               96,928                 4,061                62,437               231,952               314,915
       ------------------------------------------------------------------------------------------------------------------------
          931,141               368,181               404,943               111,885             1,201,432               741,631
         (111,231)              (76,557)              (24,590)             (144,859)             (426,670)             (196,822)
           (1,783)                 (476)                   --                    --                 9,522               (12,957)
       (1,908,556)            2,596,506                98,839               290,044              (220,174)              (60,740)
      -------------------------------------------------------------------------------------------------------------------------
       (1,090,429)            2,887,654               479,192               257,070               564,110               471,112
      -------------------------------------------------------------------------------------------------------------------------
       (1,113,862)            2,984,582               483,253               319,507               796,062               786,027

        3,645,434               660,852               885,434               565,927             2,646,291             1,860,264
      -------------------------------------------------------------------------------------------------------------------------
      $ 2,531,572           $ 3,645,434           $ 1,368,687           $   885,434           $ 3,442,353           $ 2,646,291
      =========================================================================================================================

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                                       SUB-ACCOUNT
                                                                  LARGE CAP GROWTH                     INTERNATIONAL SMALL CAP
                                                        YEAR ENDED            YEAR ENDED            YEAR ENDED          YEAR ENDED
                                                        DEC. 31/99            DEC. 31/98            DEC. 31/99           DEC. 31/98
Income:
   Dividends                                          $   321,797           $   445,314           $     3,477           $     1,473
Expenses:
   Mortality and expense risks, and
     administrative charges                                25,655                19,046                 7,349                 5,414
                                                      -----------------------------------------------------------------------------
Net investment income (loss) during the
   year                                                   296,142               426,268                (3,872)               (3,941)
Net realized gain (loss) during the year
                                                           20,062                91,347               136,316                42,617
Unrealized appreciation (depreciation)
   during the year                                        741,348                21,809               667,674               (22,670)
                                                      -----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                                      1,057,552               539,424               800,118                16,006
                                                      -----------------------------------------------------------------------------
Changes from principal transactions:
     Transfer of net premiums                           1,078,127             1,188,269               187,515               210,960
     Transfer on terminations                            (247,991)             (216,987)              (90,713)              (59,723)
     Transfer on policy loans                             (13,546)               (1,768)               (9,869)               (8,482)
     Net interfund transfers                            1,383,164            (2,012,227)              (39,003)              425,368
                                                      -----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from principal transactions                          2,199,754            (1,042,713)               47,930               568,123
                                                      -----------------------------------------------------------------------------
Total increase (decrease) in net assets
                                                        3,257,306              (503,289)              848,048               584,129

Net assets beginning of year                            2,707,778             3,211,067             1,138,417               554,288
                                                      -----------------------------------------------------------------------------
Net assets end of year                                $ 5,965,084           $ 2,707,778           $ 1,986,465           $ 1,138,417
                                                      =============================================================================



See accompanying notes.

                                                              SUB-ACCOUNT
               BLUE CHIP GROWTH                            SCIENCE & TECHNOLOGY                        AGGRESSIVE GROWTH
      YEAR ENDED             YEAR ENDED             YEAR ENDED            YEAR ENDED            YEAR ENDED               YEAR ENDED
      DEC. 31/99             DEC. 31/98             DEC. 31/99            DEC. 31/98            DEC. 31/99               DEC. 31/98
    $    852,462           $    163,206           $  2,459,232           $         --           $         --           $         --

         152,654                 62,944                111,705                 25,363                  4,009                  2,341
    -------------------------------------------------------------------------------------------------------------------------------
         699,808                100,262              2,347,527                (25,363)                (4,009)                (2,341)

         955,115                403,568              1,200,045                159,942                  4,279                (16,990)

       2,787,049              2,082,817             10,833,388              1,706,363                231,555                 54,619
    -------------------------------------------------------------------------------------------------------------------------------
       4,441,972              2,586,647             14,380,960              1,840,942                231,825                 35,288
    -------------------------------------------------------------------------------------------------------------------------------
      10,118,553              7,650,835              7,569,309              3,784,735                264,328                188,214
      (1,220,684)              (836,755)              (835,547)              (307,967)               (53,536)               (16,593)
         (90,784)               (12,374)              (128,372)                (5,733)                 1,030                 (9,931)
       5,500,388                620,404              7,353,863                291,311                165,704                  6,266
    -------------------------------------------------------------------------------------------------------------------------------
      14,307,473              7,422,110             13,959,253              3,762,346                377,526                167,956
    -------------------------------------------------------------------------------------------------------------------------------
      18,749,445             10,008,757             28,340,213              5,603,288                609,351                203,244

      14,525,825              4,517,068              7,052,603              1,449,315                492,789                289,545
    -------------------------------------------------------------------------------------------------------------------------------
    $ 33,275,270           $ 14,525,825           $ 35,392,816           $  7,052,603           $  1,102,140           $    492,789
    ===============================================================================================================================

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                                       SUB-ACCOUNT
                                                                 MID CAP GROWTH                           WORLDWIDE GROWTH
                                                        YEAR ENDED            YEAR ENDED           YEAR ENDED            YEAR ENDED
                                                        DEC. 31/99            DEC. 31/98           DEC. 31/99            DEC. 31/98
Income:
   Dividends                                          $   424,170           $        --           $     6,399           $     2,514
Expenses:
   Mortality and expense risks, and
     administrative charges                                23,442                12,596                 1,502                 1,535
                                                      -----------------------------------------------------------------------------
Net investment income (loss) during the
   year                                                   400,728               (12,596)                4,897                   979
Net realized gain (loss) during the year
                                                          279,819                98,578                46,114                20,520
Unrealized appreciation (depreciation)
   during the year                                        903,615               483,130               (17,078)               18,714
                                                      -----------------------------------------------------------------------------

Net increase (decrease) in assets from
   operations                                           1,584,162               569,112                33,933                40,213
                                                      -----------------------------------------------------------------------------

Changes from principal transactions:
     Transfer of net premiums                             800,199               579,891                40,904               112,933
     Transfer on terminations                            (141,560)             (111,777)              (13,226)              (29,603)
     Transfer on policy loans                             (23,845)               (9,073)               (2,288)                   --
     Net interfund transfers                              883,131              (354,048)             (568,190)              184,048
                                                      -----------------------------------------------------------------------------

Net increase (decrease) in assets from
   principal transactions                               1,517,925               104,993              (542,800)              267,378
                                                      -----------------------------------------------------------------------------

Total increase (decrease) in assets                     3,102,087               674,105              (508,867)              307,591

Assets beginning of year                                2,471,657             1,797,552               508,867               201,276
                                                      -----------------------------------------------------------------------------

Assets end of year                                    $ 5,573,744           $ 2,471,657           $        --           $   508,867
                                                      =============================================================================


See accompanying notes.

                                                                  SUB-ACCOUNT
                       GLOBAL EQUITY                                 GROWTH                                     VALUE
             YEAR ENDED           YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED          YEAR ENDED
             DEC. 31/99           DEC. 31/98            DEC. 31/99            DEC. 31/98            DEC. 31/99          DEC. 31/98

           $   170,310           $   283,512           $   180,570           $    88,404           $   104,384          $   189,862


                14,066                15,149                31,123                14,183                29,270               27,317
           ------------------------------------------------------------------------------------------------------------------------

               156,244               268,363               149,447                74,221                75,114              162,545

               (98,806)              362,299               454,764               156,634              (107,245)              19,873

                21,590              (147,744)            1,040,751               231,843                25,016             (296,205)
           ------------------------------------------------------------------------------------------------------------------------

                79,028               482,918             1,644,962               462,698                (7,115)            (113,787)
           ------------------------------------------------------------------------------------------------------------------------

               850,651               977,760             1,712,932               819,142             1,736,465            4,558,587
              (126,551)             (197,507)             (270,861)             (118,387)             (346,470)            (402,675)
               (30,830)                 (604)              (22,232)               (6,515)                1,434              (25,308)
               998,353            (3,258,055)            1,991,577              (199,981)           (3,882,692)             431,082
           ------------------------------------------------------------------------------------------------------------------------

             1,691,623            (2,478,406)            3,411,416               494,259            (2,491,263)           4,561,686
           ------------------------------------------------------------------------------------------------------------------------

             1,770,651            (1,995,488)            5,056,378               956,957            (2,498,378)           4,447,899

             1,403,018             3,398,506             2,711,479             1,754,522             5,820,837            1,372,938
           ------------------------------------------------------------------------------------------------------------------------

           $ 3,173,669           $ 1,403,018           $ 7,767,857           $ 2,711,479           $ 3,322,459          $ 5,820,837
           ========================================================================================================================

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                                     SUB-ACCOUNT
                                                                   OVERSEAS                                  HIGH YIELD
                                                        YEAR ENDED           YEAR ENDED           YEAR ENDED            YEAR ENDED
                                                        DEC. 31/99           DEC. 31/98           DEC. 31/99            DEC. 31/98
Income:
   Dividends                                          $        --           $     2,310           $   274,823           $   147,116
Expenses:
   Mortality and expense risks, and
     administrative charges                                 2,131                 1,074                17,262                10,890

Net investment income (loss) during the
   year                                                    (2,131)                1,236               257,561               136,226
Net realized gain (loss) during the year
                                                      -----------------------------------------------------------------------------
                                                            4,626                (1,036)              (46,236)              (16,657)
Unrealized appreciation (depreciation)
   during the year                                        135,006               (15,260)               (7,289)             (111,067)
                                                      -----------------------------------------------------------------------------

Net increase (decrease) in assets from
   operations                                             137,501               (15,060)              204,036                 8,502
                                                      -----------------------------------------------------------------------------


Changes from principal transactions:
     Transfer of net premiums                              96,022                37,028             1,554,579             1,047,209
     Transfer on terminations                             (33,807)               (9,110)             (148,261)             (111,277)
     Transfer on policy loans                              (2,559)                 (417)              (12,933)               (3,925)
     Net interfund transfers                               91,840               235,679              (199,115)              279,547
                                                      -----------------------------------------------------------------------------

Net increase (decrease) in assets from
   principal transactions                                 151,496               263,180             1,194,270             1,211,554
                                                      -----------------------------------------------------------------------------


Total increase (decrease) in assets                       288,997               248,120             1,398,306             1,220,056

Assets beginning of year                                  269,178                21,058             2,058,949               838,893
                                                      -----------------------------------------------------------------------------

Assets end of year                                    $   558,175           $   269,178           $ 3,457,255           $ 2,058,949
                                                      =============================================================================



See accompanying notes.

                                                               SUB-ACCOUNT
                   STRATEGIC BOND                               GLOBAL BOND                             INVESTMENT QUALITY BOND
        YEAR ENDED             YEAR ENDED            YEAR ENDED             YEAR ENDED            YEAR ENDED            YEAR ENDED
        DEC. 31/99             DEC. 31/98            DEC. 31/99             DEC. 31/98            DEC. 31/99            DEC. 31/98
      $     70,133           $     41,408           $      3,386           $      5,515          $    218,156          $     62,454

             7,044                  5,989                    872                    319                95,809                10,846
      -----------------------------------------------------------------------------------------------------------------------------
            63,089                 35,419                  2,514                  5,196               122,347                51,608

           (32,990)               (19,920)                (8,982)                (3,550)             (132,850)                  996

           (11,082)               (30,537)                (5,265)                   190              (339,279)               70,756
      -----------------------------------------------------------------------------------------------------------------------------

            19,017                (15,038)               (11,733)                 1,836              (349,782)              123,360
      -----------------------------------------------------------------------------------------------------------------------------

           270,594                372,334                 13,248                 10,166             3,725,347             1,117,077
           (48,315)               (56,296)                (5,238)                (3,976)           (1,167,642)             (123,130)
            (7,840)                (8,000)                  (292)                  (104)              (56,091)               (7,602)
          (217,962)               563,277                284,481                 26,715            14,066,025             1,404,610
      -----------------------------------------------------------------------------------------------------------------------------

            (3,523)               871,315                292,199                 32,801            16,567,639             2,390,955
      -----------------------------------------------------------------------------------------------------------------------------

            15,494                856,277                280,466                 34,637            16,217,857             2,514,315

         1,263,227                406,950                 42,723                  8,086             2,984,128               469,813
      -----------------------------------------------------------------------------------------------------------------------------


      $  1,278,721           $  1,263,227           $    323,189           $     42,723          $ 19,201,985          $  2,984,128
      =============================================================================================================================

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                                       SUB-ACCOUNT
                                                             LIFESTYLE AGGRESSIVE 1000                  LIFESTYLE GROWTH 820
                                                        YEAR ENDED           YEAR ENDED            YEAR ENDED             YEAR ENDED
                                                        DEC. 31/99           DEC. 31/98            DEC. 31/99             DEC. 31/98
Income:
   Dividends                                          $    40,136           $    28,212           $   146,899           $   177,818
Expenses:
   Mortality and expense risks, and
     administrative charges                                 4,878                 3,611                15,004                18,498
                                                      -----------------------------------------------------------------------------
Net investment income (loss) during the
   year                                                    35,258                24,601               131,895               159,320
Net realized gain (loss) during the year
                                                          (11,996)                 (924)              (73,346)             (110,403)
Unrealized appreciation (depreciation)
   during the year                                         75,477                18,120               232,254               (31,817)
                                                      -----------------------------------------------------------------------------

Net increase (decrease) in assets from
   operations                                              98,739                41,797               290,803                17,100
                                                      -----------------------------------------------------------------------------


Changes from principal transactions:
     Transfer of net premiums                              73,879                70,842               449,067               406,823
     Transfer on terminations                             (53,935)              (63,229)             (458,963)             (237,067)
     Transfer on policy loans                              (4,406)               (9,477)              (78,888)               (5,252)
     Net interfund transfers                              (29,882)              210,882            (1,234,984)              475,327
                                                      -----------------------------------------------------------------------------

Net increase (decrease) in assets from
   principal transactions                                 (14,344)              209,018            (1,323,768)              639,831
                                                      -----------------------------------------------------------------------------


Total increase (decrease) in assets                        84,395               250,815            (1,032,965)              656,931

Assets beginning of year                                  721,522               470,707             2,971,264             2,314,333
                                                      -----------------------------------------------------------------------------

Assets end of year                                    $   805,917           $   721,522           $ 1,938,299           $ 2,971,264
                                                      =============================================================================



See accompanying notes.

                                                               SUB-ACCOUNT
                    LIFESTYLE BALANCED 640                  LIFESTYLE MODERATE 460                   LIFESTYLE CONSERVATIVE 280
            YEAR ENDED            YEAR ENDED           YEAR ENDED           YEAR ENDED            YEAR ENDED            YEAR ENDED
            DEC. 31/99            DEC. 31/98           DEC. 31/99           DEC. 31/98            DEC. 31/99            DEC. 31/98

          $    60,854           $    65,526           $     2,368           $     4,852           $    10,742           $       319


                7,273                 7,070                   524                   495                 1,979                   130
      -----------------------------------------------------------------------------------------------------------------------------

               53,581                58,456                 1,844                 4,357                 8,763                   189

               (7,766)                5,620                11,079                   572                 3,924                   812

               88,932               (13,823)                2,460                   845                 5,136                 2,842
      -----------------------------------------------------------------------------------------------------------------------------

              134,747                50,253                15,383                 5,774                17,823                 3,843
      -----------------------------------------------------------------------------------------------------------------------------

              752,004               227,592                 9,334                12,212                23,038                12,677
             (104,617)              (46,788)               (5,225)               (4,396)              (11,055)               (1,796)
                 (221)              (13,308)               (1,053)              (83,848)                 (160)                   --
             (337,941)               53,428               309,004                 6,509               382,542                65,356
      -----------------------------------------------------------------------------------------------------------------------------

              309,225               220,924               312,060               (69,523)              394,365                76,237
      -----------------------------------------------------------------------------------------------------------------------------

              443,972               271,177               327,443               (63,749)              412,188                80,080

            1,121,394               850,217                33,683                97,432                80,080                    --
      -----------------------------------------------------------------------------------------------------------------------------

          $ 1,565,366           $ 1,121,394           $   361,126           $    33,683           $   492,268           $    80,080
      =============================================================================================================================

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                                        SUB-ACCOUNT
                                                                                                  U.S. LARGE              MID CAP
                                                               SMALL COMPANY VALUE                 CAP VALUE               STOCK

                                                           YEAR               PERIOD                 PERIOD                PERIOD
                                                          ENDED               ENDED*                 ENDED**                ENDED**
                                                        DEC. 31/99           DEC. 31/98            DEC. 31/99            DEC. 31/99
Income:
   Dividends                                          $       248           $        --           $        --           $        --
Expenses:
   Mortality and expense risks, and
     administrative charges                                 4,096                   168                 4,379                   462
                                                      -----------------------------------------------------------------------------

Net investment (loss) income during the
   year                                                    (3,848)                 (168)               (4,379)                 (462)
Net realized gain (loss) during the year
                                                           34,012                (4,254)              (10,928)                   19
Unrealized appreciation (depreciation)
   during the year                                         99,631                 1,904                48,703                (1,552)
                                                      -----------------------------------------------------------------------------

Net increase (decrease) in assets from
   operations                                             129,795                (2,518)               33,396                (1,995)
                                                      -----------------------------------------------------------------------------


Changes from principal transactions:
     Transfer of net premiums                             249,987                11,881                48,789                27,792
     Transfer on terminations                             (30,096)               (4,420)              (37,726)               (2,165)
     Transfer on policy loans                              (6,213)                  (41)              (15,190)                  (38)
     Net interfund transfers                              704,288                74,240             1,396,742               157,253
                                                      -----------------------------------------------------------------------------

Net increase (decrease) in assets from
   principal transactions                                 917,966                81,660             1,392,615               182,842
                                                      -----------------------------------------------------------------------------


Total increase (decrease) in assets                     1,047,761                79,142             1,426,011               180,847

Assets beginning of year                                   79,142                    --                    --                    --
                                                      -----------------------------------------------------------------------------

Assets end of year                                    $ 1,126,903           $    79,142           $ 1,426,011           $   180,847
                                                      =============================================================================


* Reflects the period from commencement of operations May 1, 1998 through December 31, 1998.

** Reflects the period from commencement of operations May 1, 1999 through December 31, 1999.

See accompanying notes.

                      SUB-ACCOUNT
        SMALL COMPANY           INTERNATIONAL
            BLEND                    VALUE              TOTAL RETURN                           TOTAL
            PERIOD                  PERIOD                 PERIOD                   YEAR                     YEAR
            ENDED**                 ENDED**                ENDED**                  ENDED                    ENDED
          DEC. 31/99             DEC. 31/99              DEC. 31/99               DEC. 31/99               DEC. 31/98
       $       4,498           $          --           $          --           $  22,318,341           $  21,841,366


                 530                     885                   1,187               2,472,704               1,896,542
      --------------------------------------------------------------------------------------------------------------

               3,968                    (885)                 (1,187)             19,845,637              19,944,824

                 960                 (11,916)                  4,906              15,845,664               6,901,178

              39,165                  39,749                     368              48,759,040                 684,860
      --------------------------------------------------------------------------------------------------------------

              44,093                  26,948                   4,087              84,450,341              27,530,862
      --------------------------------------------------------------------------------------------------------------

              25,426                  40,220                  15,252              90,460,514              80,455,962
              (2,182)                 (7,916)                 (5,447)            (32,383,279)            (30,123,014)
                 (41)                 (7,407)                     --              (3,391,895)             (1,725,325)
             168,745                 442,396                 286,216                (471,653)                (63,699)
      --------------------------------------------------------------------------------------------------------------

             191,948                 467,293                 296,021              54,213,687              48,543,924
      --------------------------------------------------------------------------------------------------------------

             236,041                 494,241                 300,108             138,664,028              76,074,786

                  --                      --                      --             332,091,393             256,016,607
      --------------------------------------------------------------------------------------------------------------

       $     236,041           $     494,241           $     300,108           $ 470,755,421           $ 332,091,393
      ==============================================================================================================

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

                          Notes to Financial Statements

1. ORGANIZATION

The Manufacturers Life Insurance Company of America Separate Account Four (the Account) is a separate account established by The Manufacturers Life Insurance Company of America (the Company). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended and invests in thirty nine sub-accounts of Manufacturers Investment Trust (the Trust). The Account is a funding vehicle for allocation of net premiums under variable universal life insurance contracts (the Contracts) issued by the Company. The Account was established by the Company, a life insurance company organized in 1983 under Michigan law. The Company is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (Manulife Financial), a Canadian life insurance company. Each investment sub-account invests solely in shares of a particular portfolio of the Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The Company is required to maintain assets in the Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the variable contracts are general corporate obligations of the Company.

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

As the result of portfolio changes, effective May 1, 1999, the following sub-accounts of the Account have been replaced with a new fund as follows:

PREVIOUS FUND

Emerging Growth Trust
Conservative Asset Allocation Trust
Moderate Asset Allocation Trust
Aggressive Asset Allocation Trust
Pilgrim Baxter Growth Trust
Small/Mid Cap Trust
International Growth & Income Trust
Global Government Bond Trust
Equity Trust


NEW FUND

Emerging Small Company Trust
Diversified Bond Trust
Income & Value Trust
Large Cap Growth Trust
Aggressive Growth Trust
Mid Cap Growth Trust
Overseas Trust
Global Bond Trust
Mid-Cap Blend Trust

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

                    Notes to Financial Statements (continued)

1. ORGANIZATION (CONTINUED)

Effective May 1, 1999, the following sub-accounts of the Account were merged with existing funds as follows:

     Capital Growth Bond Trust merged with Investment Quality Bond Trust Worldwide Growth Trust merged with Global Equity Trust

The following sub-accounts of the Account were added as investment options for variable universal life insurance contract holders of Manufacturers Life of
America:

                                                            COMMENCEMENT OF
                                                           OPERATIONS OF THE
                                                             SUB-ACCOUNTS
U.S. Large Cap Value Trust                                    May 1, 1999
Mid Cap Stock Trust                                           May 1, 1999
Small Company Blend Trust                                     May 1, 1999
International Value Trust                                     May 1, 1999
Total Return Trust                                            May 1, 1999
Small Company Value Trust                                     May 1, 1998

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset value of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with accounting principals generally accepted in the United States requires management to make estimates and assumptions that could affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

3. MORTALITY AND EXPENSE RISKS CHARGE

Manufacturers Life of America deducts from the assets of the Account a daily charge equivalent to annual rates between 0.55% and 0.65% of the average net value of the Account's assets for mortality and expense risks.

4. PREMIUM DEDUCTIONS

Manufacturers Life of America deducts certain charges for state, local, and federal taxes from the gross premium before placing the remaining net premiums in the sub-accounts.

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each Trust portfolio for the year ended December 31, 1999:

                                              PURCHASES              SALES
Emerging Small Company Trust                $ 8,830,178          $19,618,814
Quantitative Equity Trust                    12,349,619           12,160,560
Real Estate Securities Trust                  3,912,162            6,792,121
Balanced Trust                               15,347,865           15,776,213
Money Market Trust                           32,552,209           22,413,885
Capital Growth Bond Trust                     2,879,240           17,312,593
International Stock Trust                    13,455,553           10,037,984
Pacific Rim Emerging Markets Trust            2,505,891              995,234
Equity Index Trust                           26,777,409           11,838,909
Mid-Cap Blend Trust                           5,214,535            4,448,956
Equity Income Trust                           6,373,056            5,597,298
Growth and Income Trust                      16,604,078            6,824,836
U.S. Government Securities Trust              3,721,183            4,705,931
Diversified Bond Trust                        1,292,710              718,366
Income and Value Trust                        3,100,976            2,212,732
Large Cap Growth Trust                        4,569,975            2,074,079
Blue Chip Growth Trust                       26,032,442           11,025,161
Science & Technology Trust                   23,235,756            6,928,976
Aggressive Growth Trust                         878,895              505,376
Mid Cap Trust                                 5,114,584            3,195,930
Worldwide Growth Trust                          522,410            1,060,314
Global Equity Trust                           3,676,292            1,828,425
Growth Trust                                  7,219,867            3,659,003
Value Trust                                   7,630,377           10,046,526

               The Manufacturers Life Insurance Company of America
                              Separate Account Four


                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                            PURCHASES                SALES
Overseas Trust                            $    327,892          $    178,527
High Yield Trust                             4,583,289             3,131,458
Strategic Bond Trust                         1,544,223             1,484,657
Global Bond Trust                              596,548               301,835
Investment Quality Bond Trust               24,233,053             7,543,067
Lifestyle Aggressive 1000 Trust                297,498               276,585
Lifestyle Growth 820 Trust                   1,355,903             2,547,778
Lifestyle Balanced 640 Trust                 1,346,079               983,273
Lifestyle Moderate 460 Trust                   636,617               322,713
Lifestyle Conservative 280 Trust               806,379               403,250
International Small Cap Trust                1,973,366             1,929,308
Small Company Value Trust                    1,501,975               587,857
U.S. Large Cap Value Trust                   1,717,106               328,870
Mid Cap Stock Trust                            217,462                35,083
Small Company Blend Trust                      211,066                15,150
International Value Trust                    1,023,784               557,375
Total Return Trust                             772,908               478,076
                                          ------------          ------------

Total                                     $276,942,410          $204,158,239
                                          ============          ============


6. UNIT VALUES

A summary of the accumulation unit values at December 31, 1999 and 1998 and the accumulation units and dollar value outstanding at December 31, 1999 for the variable universal life contracts are as follows:

                                                                   1998                                1999

                                                                   UNIT             UNIT
                                                                   VALUE            VALUE              UNITS            DOLLARS
Emerging Small Company Trust:
   Individual Variable Life Type K Contracts                    $   62.63        $   107.98            774,282           $83,607,893
Quantitative Equity Trust:
   Individual Variable Life Type K Contracts                        51.82             62.97            726,887            45,768,457
Real Estate Securities Trust:
   Individual Variable Life Type K Contracts                        34.85             31.86            440,492            14,032,899
Balanced Trust:
   Individual Variable Life Type K Contracts                        33.65             32.88          1,609,782            52,928,961

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

                    Notes to Financial Statements (continued)

6. UNIT VALUES (CONTINUED)

                                                                1998                                    1999
                                                                UNIT                  UNIT
                                                                VALUE                 VALUE              UNITS              DOLLARS
Money Market Trust:
   Individual Variable Life Type K Contracts                    16.77                  17.43           1,595,413.20       27,801,940
   Corporate Variable Life Type L Contracts                     --                     12.57                 797.98           10,029
                                                                                                                          ----------
                                                                                                                          27,811,969
International Stock Trust:
   Individual Variable Life Type K Contracts                    13.58                  17.50             946,036.60       16,551,423
Pacific Rim Emerging Markets Trust:
   Individual Variable Life Type K Contracts                     7.06                  11.42             478,484.77        5,462,921
Equity Index Trust:
   Individual Variable Life Type K Contracts                    19.35                  23.18           1,624,831.03       37,670,418
   Corporate Variable Life Type L Contracts                     --                     12.94               2,604.73           33,694
                                                                                                                          ----------
                                                                                                                          37,704,112
Mid-Cap Blend Trust:
   Individual Variable Life Type K Contracts                    14.56                  18.48             493,648.28        9,120,529
   Corporate Variable Life Type L Contracts                     --                     13.73               1,573.61           21,600
                                                                                                                          ----------
                                                                                                                           9,142,129
Equity Income Trust:
   Individual Variable Life Type K Contracts                    15.79                  16.23             601,052.36        9,752,393
Growth and Income Trust:
   Individual Variable Life Type K Contracts                    19.37                  22.88           1,280,842.18       29,307,697
   Corporate Variable Life Type L Contracts                     --                     12.81               2,809.50           35,999
                                                                                                                          ----------
                                                                                                                          29,343,696
U.S. Government Securities Trust:
   Individual Variable Life Type K Contracts                    11.72                  11.62             217,907.61        2,531,572
Diversified Bond Trust:
   Individual Variable Life Type K Contracts                    12.74                  12.75             106,414.99        1,356,248
   Corporate Variable Life Type L Contracts                     --                     12.40               1,003.14           12,439
                                                                                                                          ----------
                                                                                                                           1,368,687
Income and Value Trust:
   Individual Variable Life Type K Contracts                    14.01                  15.13             226,217.19        3,421,815
   Corporate Variable Life Type L Contracts                     --                     12.66               1,622.46           20,538
                                                                                                                          ----------
                                                                                                                           3,442,353

               The Manufacturers Life Insurance Company of America
                              Separate Account Four


                    Notes to Financial Statements (continued)

6. UNIT VALUES (CONTINUED)

                                                         1998                                    1999
                                                         UNIT             UNIT
                                                        VALUE             VALUE              UNITS              DOLLARS

Large Cap Growth Trust:
   Individual Variable Life Type K Contracts          $ 15.21           $ 18.93             315,045.97       $ 5,965,084
International Small Cap Trust:
   Individual Variable Life Type K Contracts            13.96             25.65              77,434.31         1,986,465
Blue Chip Growth Trust:
   Individual Variable Life Type K Contracts            20.35             24.15           1,376,320.29        33,241,417
   Corporate Variable Life Type L Contracts             --                12.90               2,623.64            33,853
                                                                                                             -----------

                                                                                                              33,275,270
Science & Technology Trust:
   Individual Variable Life Type K Contracts            19.94             39.51             894,204.23        35,334,321
   Corporate Variable Life Type L Contracts             --                15.00               3,898.90            58,495
                                                                                                              ----------
                                                                                                              35,392,816
Aggressive Growth Trust:
   Individual Variable Life Type K Contracts            15.00             19.81              55,619.98         1,102,140
Mid Cap Trust:
   Individual Variable Life Type K Contracts            19.37             27.85             199,648.44         5,559,966
   Corporate Variable Life Type L Contracts             --                14.43                 954.53            13,778
                                                                                                              ----------
                                                                                                               5,573,744
Global Equity Trust:
   Individual Variable Life Type K Contracts            16.19             16.68             190,276.47         3,173,669
Growth Trust:
   Individual Variable Life Type K Contracts            18.36             25.02             310,444.26         7,767,857
Value Trust:
   Individual Variable Life Type K Contracts            14.06             13.57             244,747.64         3,322,459

Overseas Trust:
   Individual Variable Life Type K Contracts            13.34             18.64              28,779.52           536,316
   Corporate Variable Life Type L Contracts             --                14.38               1,520.15            21,859
                                                                                                              ----------
                                                                                                                 558,175
High Yield Trust:
   Individual Variable Life Type K Contracts            14.09             15.11             228,581.13         3,454,742
   Corporate Variable Life Type L Contracts             --                12.71                 197.59             2,513
                                                                                                              ----------
                                                                                                               3,457,255

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

                    Notes to Financial Statements (continued)

6. UNIT VALUES (CONTINUED)

                                                      1998                             1999
                                                      UNIT           UNIT
                                                      VALUE          VALUE              UNITS                 DOLLARS
Strategic Bond Trust:
   Individual Variable Life Type K Contracts         $ 13.65       $   13.87           92,210.47          $   1,278,721
Global Bond Trust:
   Individual Variable Life Type K Contracts           14.07           13.04           24,777.84                323,189
Investment Quality Bond Trust:
   Individual Variable Life Type K Contracts           14.61           14.26        1,346,597.13             19,201,985
Lifestyle Aggressive 1000 Trust:
   Individual Variable Life Type K Contracts           14.86           16.92           47,640.05                805,917
Lifestyle Growth 820 Trust:
   Individual Variable Life Type K Contracts           14.95           17.32          111,946.34              1,938,299
Lifestyle Balanced 640 Trust:
   Individual Variable Life Type K Contracts           14.75           16.47           95,036.53              1,565,366
Lifestyle Moderate 460 Trust:
   Individual Variable Life Type K Contracts           15.04           16.12           22,399.23                361,126
Lifestyle Conservative 280 Trust
   Individual Variable Life Type K Contracts           14.94           15.47           31,819.99                492,268
Small Company Value Trust:
   Individual Variable Life Type K Contracts            8.49            9.11          123,672.84              1,126,903
U.S. Large Cap Value Trust:
   Individual Variable Life Type K Contracts               -           12.78          111,538.37              1,426,011
Mid Cap Stock Trust:
   Individual Variable Life Type K Contracts               -           12.55           14,414.44                180,847
Small Company Blend Trust:
   Individual Variable Life Type K Contracts               -           16.00           14,750.22                236,041
International Value Trust:
   Individual Variable Life Type K Contracts               -           12.92           38,241.00                494,241
Total Return Trust:
   Individual Variable Life Type K Contracts               -           12.32           24,365.60                300,108
                                                                                                           -------------
Total                                                                                                      $ 470,755,421
                                                                                                           =============

               The Manufacturers Life Insurance Company of America
                              Separate Account Four

                    Notes to Financial Statements (continued)

7. RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement with the Company. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Contracts. Registered representatives are compensated on a commission basis.

The Company has a formal service agreement with its affiliates, Manulife Financial and The Manufacturers Life Insurance Company (U.S.A.), which can be terminated by either party upon two months notice. Under this Agreement, the Company pays for legal, actuarial, investment, and certain other administrative services.

                                    PART II



                               OTHER INFORMATION

PART II. OTHER INFORMATION


Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940


The Manufacturers Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:


         The facing sheet;
         Cross Reference Sheet
         The Prospectus, consisting of [47] pages;
         Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940;
         The Signatures;
         Written consents of the following persons:
                  Ernst & Young LLP-Filed Herein
                  Opinion and Consent of Actuary- Filed Herein


The following exhibits are filed, or are incorporated by reference to the designated filings, as part of this registration statement:


1. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:



         A(1)              Resolutions of Board of Directors of The Manufacturers Life Insurance Company of
                           America establishing Separate Account Four. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

         A(3)(a)(i)        Distribution Agreement between The Manufacturers Life Insurance Company of America and
                           ManEquity, Inc. dated August 11, 1987. Previously filed with pre-effective amendment
                           no. 1 to this registration statement, filed August 28, 1998.

         A(3)(a)(ii)       Amendment to Distribution Agreement between The Manufacturers Life Insurance Company of America and ManEquity, Inc. dated July 2, 1991. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

         A(3)(a)(iii)      Supplemental Agreement to Distribution Agreement between The Manufacturers Life
                           Insurance Company of America and ManEquity, Inc. dated October 1, 1992. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August
                           28, 1998.

         A(3)(b)(i)        Specimen agreement between ManEquity, Inc. and registered representatives. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August
                           28, 1998.

         A(3)(b)(ii)       Specimen agreement between The Manufacturers Life Insurance Company of America and registered representatives. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

         A(3)(b)(iii)      Specimen agreement between ManEquity, Inc. and dealers. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.


         A(3)(b)(iv)       Specimen agreement between The Manufacturers Life Insurance Company of America and dealers.  Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.


         A(3)(c)           Schedule of Sales Commissions. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

         A(5)(a)           Form of Flexible Premium Variable Universal Life Insurance Policy FTIO Rider form 121 and Unisex endorsement form.  Previously filed as Exhibit A(5)(a) to the initial registration statement on Form S-6, file number 333-51293, filed April 29, 1998.

         A(6)(a)           Restated Articles of Redomestication of the Company. Incorporated by reference to Exhibit A(6)(a) to post-effective amendment no. 20 to the registration statement on Form S-6, file number 33-13774, filed
                           April 26, 1996.

         A(6)(b)           By-Laws of the Company. Incorporated by reference to Exhibit A(6)(b) to post-effective amendment no. 20 to the registration statement on Form S-6, file number 33-13774, filed April 26, 1996.

         A(8)(a)(i)        Service Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life
                           Insurance Company of America dated June 1, 1988. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

         A(8)(a)(ii)       Amendment to Service Agreement between The Manufacturers Life Insurance Company and The
                           Manufacturers Life Insurance Company of America dated December 31, 1992. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

         A(8)(a)(iii)      Amendment to Service Agreement between The Manufacturers Life Insurance Company and The Manufacturers
                           Life Insurance Company of America dated May 31, 1993. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

         A(8)(a)(iv)       Amendment to Service Agreement between The Manufacturers Life Insurance Company and The Manufacturers
                           Life Insurance Company of America dated June 30, 1993. Previously filed with pre-effective amendment
                           no. 1 to this registration statement, filed August 28, 1998.


         A(8)(a)(v)        Amendment to Service Agreement between The Manufacturers Life Insurance Company and The Manufacturers
                           Life Insurance Company of America dated December 31, 1996. Previously filed with pre-effective amendment
                           no. 1 to this registration statement, filed August 28, 1998.

         A(8)(a)(vi)       Amendment to Service Agreement between The Manufacturers Life Insurance Company and The Manufacturers
                           Life Insurance Company of America dated May 31, 1998. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.


         A(8)(b)           Stoploss Reinsurance Agreement between The Manufacturers Life Insurance Company of
                           America and The Manufacturers Life Insurance Company dated January 1, 1988.
                           Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.


         A(8)(c)(i)        Service Agreement between The Manufacturers Life Insurance Company and ManEquity, Inc.
                           dated January 2, 1991. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

         A(8)(c)(ii)       Amendment to Service Agreement between The Manufacturers Life Insurance Company and
                           ManEquity, Inc. dated March 1, 1994.  Previously filed with pre-effective amendment
                           no. 1 to this registration statement, filed August 28, 1998.

         A(8)(d)           Service Agreement with McCamish Systems, L.L.C. Previously filed with pre-effective amendment no. 1 to this registration statement, filed August 28, 1998.

         A(10)             Form of Application for Flexible Premium Variable Life Insurance Policy. Previously
                           filed with pre-effective amendment no. 1 to this registration statement, filed August
                           28, 1998.



2        Consents of the following:



         A. Opinion and consent of James D. Gallagher, Esq., Secretary and General Counsel of the Manufacturers Life Insurance Company of America. Previously filed as Exhibit 2A to pre-effective amendment no.1 to this registration statement, filed August 28, 1998.



         B.       Opinion and Consent of Paul Smalley, Actuary. -Filed Herein



         C.       Consent of Ernst & Young LLP- Filed Herein



3 No financial statements are omitted from the prospectus pursuant to instruction 1(b) or (c) of Part I.


4        Not Applicable


6 Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Previously filed with pre-effective amendment no.1 to this registration statement, filed August 28, 1998.



7        Power of Attorney.



         Incorporated by reference to Exhibit 12 to post-effective amendment no. 10 to the registration statement on Form S-6, file number 33-52310, filed February 28, 1997.



         James P. O'Malley - Incorporated by reference to Exhibit 7 to initial registration statement made on Form S-6, file number 333-82449, filed July 8, 1999.



         Incorporated by reference to Exhibit 7 to post effective amendment no. 1 to the registration statement on Form S-6, file number 333-69719, filed February 25, 2000.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Registrant and the Depositor certify that they meet all the requirements for the effectiveness of this amendment to the Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to their Registration Statement to be signed on their behalf in the City of Toronto, Province of Ontario, Canada, on this [27th] day of April, 2000.



SEPARATE ACCOUNT FOUR OF
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
(Registrant)

By: THE MANUFACTURERS LIFE INSURANCE
    COMPANY OF AMERICA
    (Depositor)


By: /s/ DONALD A. GULOIEN
    --------------------------------
    DONALD A. GULOIEN
    President

THE MANUFACTURERS LIFE
INSURANCE COMPANY OF AMERICA


By: /s/ DONALD A. GULOIEN
    --------------------------------
    DONALD A. GULOIEN
    President

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities indicated on this [27th] day of April, 2000.



Signature                                           Title
*___________________________________       Chairman and Director
 JOHN D. RICHARDSON

/s/ Donald A. Guloien                      President and Director
 ___________________________________       (Principal Executive Officer)
 DONALD A. GULOIEN

*___________________________________       Director
 SANDRA M. COTTER


/s/ JAMES D. GALLAGHER                     Director
____________________________________
 JAMES D. GALLAGHER

*___________________________________       Director
 JAMES O'MALLEY

*___________________________________       Director
 JOSEPH J. PIETROSKI

*___________________________________       Director
 THEODORE KILKUSKIE, JR.

/s/ Denis Turner                           Vice President, and Treasurer
____________________________________       (Principal Financial and Accounting Officer)
DENIS TURNER



*/s/ JAMES D. GALLAGHER
____________________________________
     JAMES D. GALLAGHER
     Pursuant to Power of Attorney

EXHIBIT INDEX



Item No.          Description
--------          -----------
2A                Opinion and Consent of Actuary

2B                Consent of Ernst & Young